State Street Institutional Investment Trust

STATE STREET STRATEGIC REAL RETURN FUND

CLASS A (SSRFX)

CLASS C (SSRHX)

CLASS I (SSRJX)

CLASS K (SSRKX)

STATE STREET TARGET RETIREMENT 2015 FUND

CLASS A (SSBBX)

CLASS C (SSBEX)

CLASS I (SSBFX)

CLASS K (SSBHX)

STATE STREET TARGET RETIREMENT 2020 FUND

CLASS A (SSBJX)

CLASS C (SSBLX)

CLASS I (SSBNX)

CLASS K (SSBOX)

STATE STREET TARGET RETIREMENT 2025 FUND

CLASS A (SSBPX)

CLASS C (SSBQX)

CLASS I (SSBRX)

CLASS K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND

CLASS A (SSBUX)

CLASS C (SSBVX)

CLASS I (SSBWX)

CLASS K (SSBYX)

STATE STREET TARGET RETIREMENT 2035 FUND

CLASS A (SSBZX)

CLASS C (SSCHX)

CLASS I (SSCJX)

CLASS K (SSCKX)

STATE STREET TARGET RETIREMENT 2040 FUND

CLASS A (SSCLX)

CLASS C (SSCMX)

CLASS I (SSCNX)

CLASS K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND

CLASS A (SSCUX)

CLASS C (SSCWX)

CLASS I (SSDDX)

CLASS K (SSDEX)

STATE STREET TARGET RETIREMENT 2050 FUND

CLASS A (SSDFX)

CLASS C (SSDHX)

CLASS I (SSDJX)

CLASS K (SSDLX)

STATE STREET TARGET RETIREMENT 2055 FUND

CLASS A (SSDMX)

CLASS C (SSDNX)

CLASS I (SSDOX)

CLASS K (SSDQX)

STATE STREET TARGET RETIREMENT 2060 FUND

CLASS A (SSDTX)

CLASS C (SSDUX)

CLASS I (SSDWX)

CLASS K (SSDYX)

STATE STREET TARGET RETIREMENT FUND

CLASS A (SSFLX)

CLASS C (SSFMX)

CLASS I (SSFNX)

CLASS K (SSFOX)

Prospectus Dated July 9, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

EACH FUND MAY OFFER MULTIPLE CLASSES OF SHARES    . THIS PROSPECTUS COVERS ONLY THE CLASS A, CLASS C, CLASS I AND CLASS K SHARES OF THE APPLICABLE FUNDS.

STATE STREET STRATEGIC REAL RETURN FUND

Investment Objective

The State Street Strategic Real Return Fund (the “Strategic Real Return Fund” or the “Fund”) seeks to provide investment results that are expected to exceed the general level of inflation as measured by the Consumer Price Index for All Urban Consumers (the “CPI”), before fees and expenses, over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Real Return Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Strategic Real Return Portfolio (the “Strategic Real Return Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3

	Class A	Class C	Class I	Class K
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%	0.14%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.87%	1.62%	0.62%	0.42%
Fee Waiver and/or Expense Reimbursement[4]	(0.12)%	(0.12)%	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	1.50%	0.50%	0.30%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]	Amounts reflect the total expenses of the Portfolio and the Fund.

[4]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.30% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Strategic Real Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$523	$693
Class C	$253	$489
Class I	$51	$176
Class K	$31	$112

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$523	$693
Class C	$153	$489
Class I	$51	$176
Class K	$31	$112

Portfolio Turnover

The Strategic Real Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Strategic Real Return Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) allocates the assets of the Fund among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities;

(ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Fund’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Fund’s investment objective. At times the Fund may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Fund’s investment returns might exceed the general rate of inflation, SSgA FM will seek to manage the Fund with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Fund will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Strategic Real Return Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio may also have direct or indirect investment exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. Because the Portfolio expects to achieve its investment exposure principally through the Underlying Funds, it is subject to substantially the same risks as those associated with the Underlying Funds. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Cayman Subsidiary Risk.    The Portfolio’s investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman Islands laws could result in the inability of the Portfolio to operate as intended, which could adversely affect the investment returns of the Portfolio.

•

Commodities Risk.    Exposure to the commodities markets may subject the Fund to greater volatility than other types of investments. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

•	Conflicts of Interest. The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Deflation Risk.    The risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio. During periods of deflation or no inflation it is possible that the Fund will significantly underperform the CPI or other investment options available.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Financial Institution Risk.    Some instruments which the Fund may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Fund. Adverse developments in the banking industry may cause the Fund to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.

•

Inflation-Indexed Securities Risk.    Inflation protected securities, such as TIPS, generally fluctuate in response to actual or perceived changes in “real” interest rates. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Interest Rate Risk.    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Fund may decline, and the Fund’s yield may also decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Master/Feeder Structure Risk.    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Modeling Risk. SSgA FM uses quantitative models in an effort to enhance returns and manage risk. While SSgA FM expects these models to perform as expected, deviation between forecasts and actual events can result in either no advantage or in results opposite to those desired by SSgA FM.

•

Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.

•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Settlement Risk.    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Fund remain uninvested. The inability of the Fund to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times it considers desirable, and may subject the Fund to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

•

Significant Withdrawal Risk.    A significant withdrawal of capital from the Fund may affect the Fund and its investors adversely. For example, the Fund may be required to sell its more liquid Fund investments to meet a large redemption; the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•

Sovereign Debt Obligations Risk.    Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Tax Status Risk.    The Portfolio’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the qualifying income requirement applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has suspended the issuance of rulings to the effect that income a regulated investment company is deemed to earn from its wholly-owned subsidiary is necessarily qualifying income for this purpose; pending IRS guidance to the same or similar effect, the Portfolio will seek other means of ensuring it satisfies this requirement. If the Portfolio were to fail to qualify as a regulated investment company, the Fund would also so fail, and such failures would have adverse tax consequences.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

Robert Guiliano and John A. Gulino have been Portfolio Managers for the Fund and the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2015 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2015 Fund (the “Target Retirement 2015 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2015 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	1.56%	1.56%	1.56%	1.36%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	1.97%	2.72%	1.72%	1.52%
Fee Waiver and/or Expense Reimbursement[3]	(1.35)%	(1.35)%	(1.35)%	(1.35)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2015 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	30 Years
Class A	$511	$805
Class C	$239	$602
Class I	$38	$293
Class K	$17	$229

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$805
Class C	$139	$602
Class I	$38	$293
Class K	$17	$229

Portfolio Turnover

The Target Retirement 2015 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2015 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2015 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2015
State Street Equity 500 Index II Portfolio	23.6%
SPDR Russell Small Cap Completeness ETF	4.7%
State Street Global Equity ex-U.S. Index Portfolio	15.7%
State Street Aggregate Bond Index Portfolio	25.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	17.8%
SPDR Barclays High Yield Bond ETF	6.8%
SPDR Dow Jones Global Real Estate ETF	4.8%
SPDR Barclays Long Term Treasury ETF	0.5%

Underlying Funds	2015
SPDR Barclays Short Term Treasury ETF	1.0%
SPDR Barclays Short Term Corporate Bond ETF	0.3%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2020 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2020 Fund (the “Target Retirement 2020 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2020 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	1.01%	1.01%	1.01%	0.81%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%	0.96%
Fee Waiver and/or Expense Reimbursement[3]	(0.79)%	(0.79)%	(0.79)%	(0.79)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2020 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$737
Class C	$239	$532
Class I	$38	$221
Class K	$17	$156

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$737
Class C	$139	$532
Class I	$38	$221
Class K	$17	$156

Portfolio Turnover

The Target Retirement 2020 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2020 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2020 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2020
State Street Equity 500 Index II Portfolio	29.9%
SPDR Russell Small Cap Completeness ETF	7.1%
State Street Global Equity ex-U.S. Index Portfolio	22.0%
State Street Aggregate Bond Index Portfolio	18.0%
SPDR Barclays TIPS ETF	9.3%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	6.0%
SPDR Dow Jones Global Real Estate ETF	2.3%

Underlying Funds	2020
SPDR Barclays Long Term Treasury ETF	5.5%
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2025 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2025 Fund (the “Target Retirement 2025 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2025 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.58%	0.58%	0.58%	0.38%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.96%	1.71%	0.71%	0.51%
Fee Waiver and/or Expense Reimbursement[3]	(0.34)%	(0.34)%	(0.34)%	(0.34)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2025 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$682
Class C	$239	$476
Class I	$38	$163
Class K	$17	$98

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$682
Class C	$139	$476
Class I	$38	$163
Class K	$17	$98

Portfolio Turnover

The Target Retirement 2025 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2025 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2025 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2025
State Street Equity 500 Index II Portfolio	34.0%
SPDR Russell Small Cap Completeness ETF	9.6%
State Street Global Equity ex-U.S. Index Portfolio	26.7%
State Street Aggregate Bond Index Portfolio	13.3%
SPDR Barclays TIPS ETF	2.7%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	3.8%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2025
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2030 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2030 Fund (the “Target Retirement 2030 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2030 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.94%	0.94%	0.94%	0.74%
Acquired Fund Fees and Expenses	0.07	0.07	0.07	0.07

Total Annual Fund Operating Expenses	1.31%	2.06%	1.06%	0.86%
Fee Waiver and/or Expense Reimbursement[3]	(0.69)%	(0.69)%	(0.69)%	(0.69)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2030 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$725
Class C	$239	$520
Class I	$38	$208
Class K	$17	$144

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$725
Class C	$139	$520
Class I	$38	$208
Class K	$17	$144

Portfolio Turnover

The Target Retirement 2030 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2030 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2030 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2030
State Street Equity 500 Index II Portfolio	36.3%
SPDR Russell Small Cap Completeness ETF	11.7%
State Street Global Equity ex-U.S. Index Portfolio	29.7%
State Street Aggregate Bond Index Portfolio	11.0%
SPDR Barclays TIPS ETF	0.4%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.8%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2030
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transaction in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2035 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2035 Fund (the “Target Retirement 2035 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2035 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.77%	0.77%	0.77%	0.57%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%	0.69%
Fee Waiver and/or Expense Reimbursement[3]	(0.52)%	(0.52)%	(0.52)%	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2035 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$704
Class C	$239	$499
Class I	$38	$186
Class K	$17	$122

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$704
Class C	$139	$499
Class I	$38	$186
Class K	$17	$122

Portfolio Turnover

The Target Retirement 2035 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2035 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2035 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2035
State Street Equity 500 Index II Portfolio	37.6%
SPDR Russell Small Cap Completeness ETF	13.9%
State Street Global Equity ex-U.S. Index Portfolio	32.0%
State Street Aggregate Bond Index Portfolio	6.5%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2035
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2040 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2040 Fund (the “Target Retirement 2040 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2040 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	1.22%	1.22%	1.22%	1.02%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.59%	2.34%	1.34%	1.14%
Fee Waiver and/or Expense Reimbursement[3]	(0.97)%	(0.97)%	(0.97)%	(0.97)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2040 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$759
Class C	$239	$554
Class I	$38	$244
Class K	$17	$180

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$759
Class C	$139	$554
Class I	$38	$244
Class K	$17	$180

Portfolio Turnover

The Target Retirement 2040 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2040 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2040 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2040
State Street Equity 500 Index II Portfolio	38.2%
SPDR Russell Small Cap Completeness ETF	16.4%
State Street Global Equity ex-U.S. Index Portfolio	34.0%
State Street Aggregate Bond Index Portfolio	1.5%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2040
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2045 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2045 Fund (the “Target Retirement 2045 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2045 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	1.06%	1.06%	1.06%	0.86%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%	0.98%
Fee Waiver and/or Expense Reimbursement[3]	(0.81)%	(0.81)%	(0.81)%	(0.81)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2045 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$739
Class C	$239	$535
Class I	$38	$223
Class K	$17	$160

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$739
Class C	$139	$535
Class I	$38	$223
Class K	$17	$160

Portfolio Turnover

The Target Retirement 2045 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2045 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2045 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2045
State Street Equity 500 Index II Portfolio	38.3%
SPDR Russell Small Cap Completeness ETF	17.1%
State Street Global Equity ex-U.S. Index Portfolio	34.6%
State Street Aggregate Bond Index Portfolio	0.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2045
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2050 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2050 Fund (the “Target Retirement 2050 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2050 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	1.92%	1.92%	1.92%	1.72%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	2.29%	3.04%	2.04%	1.84%
Fee Waiver and/or Expense Reimbursement[3]	(1.67)%	(1.67)%	(1.67)%	(1.67)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimburse ment	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2050 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$843
Class C	$239	$642
Class I	$38	$333
Class K	$17	$270

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$843
Class C	$139	$642
Class I	$38	$333
Class K	$17	$270

Portfolio Turnover

The Target Retirement 2050 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2050 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2050 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2050
State Street Equity 500 Index II Portfolio	38.3%
SPDR Russell Small Cap Completeness ETF	17.1%
State Street Global Equity ex-U.S. Index Portfolio	34.6%
State Street Aggregate Bond Index Portfolio	0.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2050
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2055 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2055 Fund (the “Target Retirement 2055 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2055 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	2.77%	2.77%	2.77%	2.57%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	3.14%	3.89%	2.89%	2.69%
Fee Waiver and/or Expense Reimbursement[3]	(2.52)%	(2.52)%	(2.52)%	(2.52)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimburse ment	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2055 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$945
Class C	$239	$745
Class I	$38	$440
Class K	$17	$378

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$945
Class C	$139	$745
Class I	$38	$440
Class K	$17	$378

Portfolio Turnover

The Target Retirement 2055 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2055 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2055 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2055
State Street Equity 500 Index II Portfolio	38.3%
SPDR Russell Small Cap Completeness ETF	17.1%
State Street Global Equity ex-U.S. Index Portfolio	34.6%
State Street Aggregate Bond Index Portfolio	0.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2055
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT 2060 FUND

Investment Objective

The investment objective of the State Street Target Retirement 2060 Fund (the “Target Retirement 2060 Fund” or the “Fund”) is to seek capital growth and income over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Target Retirement 2060 Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	13.27%	13.27%	13.27%	13.07%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	13.64%	14.39%	13.39%	13.19%
Fee Waiver and/or Expense Reimbur sement[3]	(13.02)%	(13.02)%	(13.02)%	(13.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimburs ement	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Target Retirement 2060 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$2,122
Class C	$239	$1,951
Class I	$38	$1,682
Class K	$17	$1,627

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$2,122
Class C	$139	$1,951
Class I	$38	$1,682
Class K	$17	$1,627

Portfolio Turnover

The Target Retirement 2060 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Target Retirement 2060 Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund is intended for investors expecting to retire around the year 2060 and likely to stop making new investments in the Fund at that time. The Fund is designed for an investor who plans to withdraw the value of the investor’s account gradually following that date. The Adviser seeks to optimize the Fund’s “glide path” for the wealth accumulation, wealth preservation, and income generation phases of retirement planning and includes adjustments in the critical years immediately preceding and following the retirement date. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not to eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. A Fund intended for investors who have already achieved retirement age would typically invest a greater portion of its assets in bonds and cash items, with a relatively smaller allocation to equity securities.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations. The glide path is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

Underlying Funds	2060
State Street Equity 500 Index II Portfolio	38.3%
SPDR Russell Small Cap Completeness ETF	17.1%
State Street Global Equity ex-U.S. Index Portfolio	34.6%
State Street Aggregate Bond Index Portfolio	0.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	0.0%
SPDR Barclays High Yield Bond ETF	0.0%
SPDR Dow Jones Global Real Estate ETF	0.0%
SPDR Barclays Long Term Treasury ETF	10.0%

Underlying Funds	2060
SPDR Barclays Short Term Treasury ETF	0.0%
SPDR Barclays Short Term Corporate Bond ETF	0.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

STATE STREET TARGET RETIREMENT FUND

Investment Objective

The investment objective of the State Street Target Retirement Fund (the “Retirement Fund” or the “Fund”) is to seek current income and, secondarily, capital growth.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 103 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.05%	0.05%	0.05%	0.05%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	2.56%	2.56%	2.56%	2.36%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	2.99%	3.74%	2.74%	2.54%
Fee Waiver and/or Expense Reimbursement[3]	(2.37)%	(2.37)%	(2.37)%	(2.37)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimburse ment	0.62%	1.37%	0.37%	0.17%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Retirement Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$511	$927
Class C	$239	$728
Class I	$38	$422
Class K	$17	$359

You would pay the following if you did not redeem your shares:

	1 Year	3 Years
Class A	$511	$927
Class C	$139	$728
Class I	$38	$422
Class K	$17	$359

Portfolio Turnover

The Retirement Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) manages the Retirement Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income, but also includes a smaller allocation to equity and certain other asset classes. The Fund is intended for use as part of an overall investment strategy by an investor who is already in retirement.

The Underlying Funds employ a wide array of investment styles. For example, Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund’s total return.

The following table shows the Fund’s strategic target allocations to the Underlying Funds as of the date of this Prospectus.

State Street Equity 500 Index II Portfolio	16.7%
SPDR Russell Small Cap Completeness ETF	3.2%
State Street Global Equity ex-U.S. Index Portfolio	10.1%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Barclays TIPS ETF	0.0%
SPDR Barclays 1-10 Year TIPS ETF	18.0%
SPDR Barclays High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Barclays Short Term Treasury ETF	16.0%
SPDR Barclays Short Term Corporate Bond ETF	4.0%

The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate portfolio growth or income at and through your retirement. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in one or more of the Underlying Funds.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them.

•	Longevity Risk. This is the risk that you will outlive your retirement assets.

•

Lower-Rated Securities Risk.    Lower-rated securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. These securities may be highly volatile.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.
•

Risk of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•

Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Fund’s asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Lisa Khatri and Charles L. McGinn have been Portfolio Managers for the Fund since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 84 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 84 of the prospectus.

Other Information

Purchase and Sale of Fund Shares

   Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class C
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	$1,000,000
To add to an existing account	None
Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Funds P.O. Box 8317 Boston, MA 02266-8317
By Overnight: State Street Funds 30 Dan Road Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS

Investment Objectives

The Trust’s Board of Trustees may change each Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees may change the investment objective of the Funds without shareholder approval.

STRATEGIC REAL RETURN FUND

Principal Investment Strategies

Under normal circumstances, SSgA FM allocates the assets of the Fund among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities; (ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Fund’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Fund’s investment objective. At times the Fund may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Fund’s investment returns might exceed the general rate of inflation, SSgA FM will seek to manage the Fund with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Fund will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Strategic Real Return Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio may also have direct or indirect investment exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

STATE STREET TARGET RETIREMENT FUNDS

The Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Fund are referred to collectively in this Prospectus as the “Target Retirement Funds.”

Principal Investment Strategies

The Adviser invests each Target Retirement Fund among Underlying Funds according to a proprietary asset allocation. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to a what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns. By contrast, the Retirement Fund is intended for investors in their retirement years. The Adviser allocates the Fund’s assets according to a target asset allocation that emphasizes fixed income funds but also includes an allocation to equity and certain other funds.

When the target asset allocation of another Target Retirement Fund matches the Retirement Fund’s target asset allocation, it is expected that the Fund will be combined with the Retirement Fund, and the Fund’s shareholders will become shareholders of the Retirement Fund. This may be done without a vote of shareholders if the Trustees determine at the time of the proposed combination that combining the Funds is in the best interests of the Funds and their shareholders.

The Adviser intends to manage each Target Retirement Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. The Adviser may modify the target asset allocation strategy or the selection of Underlying Funds for any Target Retirement Fund from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Each Target Retirement Fund will bear a pro rata share of its Underlying Funds’ expenses. Each Target Retirement Fund also bears all of the risks associated with the investment strategies used by its Underlying Funds.

The tables below set forth each Target Retirement Fund’s current strategic target allocations to the Underlying Funds as of the date of this Prospectus and show how each Fund’s allocations among asset classes are expected generally to become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity).

Underlying Funds	Retirement	2015	2020	2025	2030	2035
State Street Equity 500 Index II Portfolio	16.7%	23.6%	29.9%	34.0%	36.3%	37.6%
SPDR Russell Small Cap Completeness ETF	3.2%	4.7%	7.1%	9.6%	11.7%	13.9%
State Street Global Equity ex-U.S. Index Portfolio	10.1%	15.7%	22.0%	26.7%	29.7%	32.0%
State Street Aggregate Bond Index Portfolio	20.0%	25.0%	18.0%	13.3%	11.0%	6.5%
SPDR Barclays TIPS ETF	0.0%	0.0%	9.3%	2.7%	0.4%	0.0%
SPDR Barclays 1-10 Year TIPS ETF	18.0%	17.8%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays High Yield Bond ETF	7.0%	6.8%	6.0%	3.8%	0.8%	0.0%
SPDR Dow Jones Global Real Estate ETF	5.0%	4.8%	2.3%	0.0%	0.0%	0.0%
SPDR Barclays Long Term Treasury ETF	0.0%	0.5%	5.5%	10.0%	10.0%	10.0%
SPDR Barclays Short Term Treasury ETF	16.0%	1.0%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays Short Term Corporate Bond ETF	4.0%	0.3%	0.0%	0.0%	0.0%	0.0%

Underlying Funds		2040	2045	2050	2055	2060
State Street Equity 500 Index II Portfolio		38.2%	38.3%	38.3%	38.3%	38.3%
SPDR Russell Small Cap Completeness ETF		16.4%	17.1%	17.1%	17.1%	17.1%
State Street Global Equity ex-U.S. Index Portfolio		34.0%	34.6%	34.6%	34.6%	34.6%
State Street Aggregate Bond Index Portfolio		1.5%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays TIPS ETF		0.0%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays 1-10 Year TIPS ETF		0.0%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays High Yield Bond ETF		0.0%	0.0%	0.0%	0.0%	0.0%
SPDR Dow Jones Global Real Estate ETF		0.0%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays Long Term Treasury ETF		10.0%	10.0%	10.0%	10.0%	10.0%
SPDR Barclays Short Term Treasury ETF		0.0%	0.0%	0.0%	0.0%	0.0%
SPDR Barclays Short Term Corporate Bond ETF		0.0%	0.0%	0.0%	0.0%	0.0%

The Funds’ actual allocations are expected to differ over time. The Adviser periodically reviews each Funds’ target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The tables are presented for illustrative purposes only.

A brief description of the Underlying Funds can be found in Appendix A. Appendix A lists the Underlying Funds that each Fund may utilize as of the date of this prospectus.

Additional Information About Risks

Additional information about risks is described below.

•

Asset Allocation Risk.    The Fund’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments. SSgA FM’s judgments about optimal asset allocation decisions generally and its asset allocation decisions among different asset classes or sub-classes may be incorrect, and there is no guarantee that SSgA FM’s allocation techniques will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

•

Call Risk.    Call risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations paying a lower interest rate. If an obligation held by the Fund is prepaid, the Fund may be forced to invest the proceeds in lower yielding investments.

•

Cayman Subsidiary Risk.    The Strategic Real Return Portfolio’s investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. The Subsidiary is not subject to the investor protections of the Investment Company

Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman Islands laws could result in the inability of the Portfolio to operate as intended, which could adversely affect the investment returns of the Portfolio.

•

Commodities Risk.    Commodity investments can be extremely volatile. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund or Subsidiary buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund’s commodity-linked investments. Regulations recently adopted or proposed by regulators in the U.S. and other countries may affect substantially the markets in which commodity derivatives are entered into, including by requiring the central clearing and reporting of transactions that may not previously have been required to be reported or cleared. It is not clear how these regulations may affect such transactions or the commodities markets generally.

•	Conflicts of Interest. The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated. Investing in other investment companies managed by the Adviser or affiliates of the Adviser, including other mutual funds and exchange-traded funds involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•

Counterparty Risk.    The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty becomes insolvent or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Credit Risk.    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The Fund may not seek to hedge some or all of its currency risk or may engage in hedging transactions that do not have the desired effect or may cause the Fund to lose money. The values of other currencies relative to the Fund’s base currency may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates. If interest rates rise, some securities may be subject to extension risk, the risk that the securities will be repaid more slowly than originally anticipated. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

•

Deflation Risk.    The risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio. During periods of deflation or no inflation it is possible that the Strategic Real Return Fund will significantly underperform the CPI or other investment options available.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different effect or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that the Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Fund due to losses on the transaction and an increase in volatility; and legal risks arising from the documentation relating to the derivative transaction. The rules and regulations related to the central clearing of certain derivative transactions are new and evolving so the potential impact on the portfolio and the financial system is not yet known.

•

Emerging Markets Risk.    Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, the possibility of greater market volatility, greater political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and governmental limitations on non-U.S. investment policy as compared to those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in non-U.S. markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

•

Equity Investing Risk.    The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. The Fund may continue to accept new investments and to make additional investments in equity securities even under general market conditions that SSgA FM views as unfavorable for equity securities.

•

Exchange Traded Products Risk.    The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Fund invests. The shares of certain ETPs may trade at a premium or discount to their net asset values. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets. By investing in ETPs, the Fund bears the proportionate share of any fees and expenses (e.g. management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

•

Extension Risk.    During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

•

Financial Institution Risk.    Some instruments which the Fund may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Fund. Adverse developments in the banking industry may cause the Fund to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.

•

Hedging Risk.    In managing the Fund, SSgA FM may (but will not necessarily) engage in hedging transactions. The success of the Fund’s hedging strategies will depend, in part, upon SSgA FM’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way SSgA FM expects. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to SSgA FM’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions and may have the effect of increasing risk.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

•	Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of deflation, the Fund would receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward, it may receive at maturity less than it invested, if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, then the Fund may earn less on the security than on a conventional bond. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by SSgA. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and their values may fluctuate substantially in response to changes in interest rates between adjustments.

•

Interest Rate Risk.    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Fund may decline, and the Fund’s yield may also decline.

•

IPO Risk.    The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. IPOs may not be available to the Fund at all times, and the Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on the Fund’s investment performance. The Fund’s investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no investments in IPOs. The Fund may lose money on an investment in securities offered in an IPO. There can be no assurance that the Fund will have the opportunity to invest in IPOs that are made available to other clients of SSgA FM, and SSgA FM reserves the right to allocate IPOs among its clients on any basis it considers appropriate.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The Fund may also tend to hold a larger proportion of its assets in cash in anticipation of large redemptions, and thus, may hold large amounts in cash pending investment in securities, diluting shareholder returns.

•

Leveraging Risk.    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. If the Fund is permitted to participate in securities lending transactions, then those transactions entered into by SSgA FM on behalf of the Fund may also result in leverage. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets or creates investment risk with respect to a larger base of assets than the Fund would otherwise have.

•

Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. Also, the Fund may not be able to dispose of illiquid securities or execute or close out certain less liquid derivatives positions readily at a favorable time or price or at prices approximating those at which the Fund currently values them. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities.

•

Lower-Rated Securities Risk.    Securities rated below investment-grade (“high-yield bonds” or “junk bonds”) lack strong investment characteristics, have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Fund may fall substantially and the Fund could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These securities may be highly volatile.

•

Management Risk.    The Fund is subject to management risk because it is an actively managed investment portfolio. SSgA FM’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and there can be no assurance that they will produce the desired results.

•

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. There can be no assurance that appreciation in value will occur, and the Fund may sustain substantial losses. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. In the case of debt securities, the magnitude of these price fluctuations will be greater when the maturity of the outstanding securities is longer. Since investments in securities may involve currencies other than the base currency of the Fund, the value of the Fund’s assets may also be affected by changes in currency rates and exchange control regulations, including currency blockage. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Master/Feeder Structure Risk.    The Strategic Real Return Fund pursues its objectives by investing substantially all of their assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The ability of the Fund to meet redemption requests will depend on its ability to redeem its interest in the master fund. An affiliate of SSgA FM may serve as investment adviser to the master fund, leading to potential conflicts of interest. For example, SSgA FM may have an economic incentive to maintain the Fund’s investment in the master fund at a time when it might otherwise not choose to do so. The Fund will bear its pro rata portion of the expenses incurred by the master fund.

•

Mid Cap Risk.    Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•

Modeling Risk.    SSgA FM uses quantitative models in an effort to enhance returns and manage risk. While SSgA FM expects these models to perform as expected, deviation between forecasts and actual events can result in either no advantage or in results opposite to those desired by SSgA FM.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or asset-backed security. For some asset-backed securities in which the Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults. In a “forward roll” transaction, the Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Fund.

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Mortgage Pass-Through Securities Risk.     Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

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Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Non-U.S. Securities Risk.    Investments in non-U.S. securities entail risks not typically present in domestic investments. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. companies are less liquid and at times more volatile than securities of comparable U.S. companies, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Non-U.S. brokerage commissions and other fees may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries.

•

Portfolio Turnover Risk.    Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

Real Property Securities Risk.    There are special risks associated with investing in securities of companies engaged in real property markets, including without limitation real estate investment trusts (“REITs”) and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. In addition, an investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the property investment difficult and time-consuming. As a shareholder in a real property company the Fund, and indirectly the Fund’s shareholders, would bear their ratable shares of the real property company’s expenses and would at the same time continue to pay their own fees and expenses.

•

REIT Risk.    In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the values of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT, thus affecting the Fund’s returns. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the U.S. Investment Company Act of 1940, which could have adverse consequences for the Fund.

•

Risk of Investment in Other Pools.    The Fund invests in other pooled investment vehicles, which means it is exposed to the risk that the other pool will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool’s investments could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pools may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. The Fund bears its proportionate risk of the expenses of any pool in which it invests. Because the Adviser may receive fees from the other pools in which the Fund may invest, the Adviser may have a financial incentive to invest the assets of the Fund in such other pools.

•

Settlement Risk.    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Fund remain uninvested. The inability of the Fund to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times it considers desirable, and may subject the Fund to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

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Significant Withdrawal Risk.    A significant withdrawal of capital from the Fund may affect the Fund and its investors adversely. For example, the Fund may be required to sell its more liquid Fund investments to meet a large redemption; the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.

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Sovereign Debt Obligations Risk.    Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

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Small and Micro-Cap Companies Risk.    Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

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Target Date Assumption Risk.    Assumptions and forecasts used by SSgA FM in developing the Target Date Funds’ asset allocation glide path may not be in line with future capital market returns and participant savings activities, which could result in losses near, at or after the target date year or could result in the Fund not providing adequate income at and through retirement.

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Tax Status Risk.    The Strategic Real Return Portfolio’s investment in the Subsidiary is intended to provide exposure to commodities while allowing the Strategic Real Return Portfolio to satisfy the requirements applicable to regulated investment companies. In the past, the Internal Revenue Service (the “IRS”) issued private letter rulings to regulated investment companies to the effect that income the regulated investment company is deemed to earn from its wholly-owned subsidiary is qualifying income to the regulated investment company for purposes of the 90% gross income requirement for qualification as a regulated investment company, without regard to whether the deemed income is currently paid to the regulated investment company in the form of a cash dividend (“repatriated”). Each of these rulings applies only to the taxpayer that requested it, and the Strategic Real Return Portfolio may not use or cite them as precedent. The IRS has suspended the issuance of such rulings. In the absence of such a ruling (or guidance issued by the IRS to the same or similar effect), the Strategic Real Return Portfolio will seek other means of ensuring it satisfies the qualifying income requirement. If the Strategic Real Return Portfolio were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Strategic Real Return Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

•	U.S. Government Securities Risk. The Fund may invest in debt securities issued or guaranteed by certain U.S. Government agencies,

instrumentalities and sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and they involve increased credit risks. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. In September 2008, the U.S. Government took control of the Federal Home Long Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) and placed the companies into a conservatorship. The long-term effect of this conservatorship on the companies’ debt, equities and other obligations is unclear. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

•	Unconstrained Sector Risk. The Fund may focus its investments in companies or issuers in a particular industry, market, or economic sector. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund. Any such investment focus may also limit the liquidity of the Fund. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such extreme cash inflows or outflows might affect management of the Fund adversely. The Fund may establish or terminate a focus in an industry or sector at any time in SSgA FM’s discretion and without notice to investors.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Temporary Defensive Positions.    From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Fund is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Fund’s holdings in temporary defensive positions may be inconsistent with the Fund’s principal investment strategy, and, as a result, the Fund may not achieve its investment objective.

Securities Lending.    The Strategic Real Return Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Funds and the Strategic Real Return Portfolio.    Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Strategic Real Return Fund invests as part of a “master-feeder” structure. The Strategic Real Return Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has substantially similar investment strategies and risks as the Fund. Descriptions of the investment activities of the Fund also generally describe the expected investment activities of the Portfolio. The Strategic Real Return Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Strategic Real Return Fund can withdraw its investments in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Strategic Real Return Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has substantially similar investment strategies as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013.

Each Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at the annual rate, set forth below, of the Fund’s average daily net assets.

Strategic Real Return Fund	0.20%
Target Retirement 2015 Fund	0.05%
Target Retirement 2020 Fund	0.05%
Target Retirement 2025 Fund	0.05%
Target Retirement 2030 Fund	0.05%
Target Retirement 2035 Fund	0.05%
Target Retirement 2040 Fund	0.05%
Target Retirement 2045 Fund	0.05%
Target Retirement 2050 Fund	0.05%
Target Retirement 2055 Fund	0.05%
Target Retirement 2060 Fund	0.05%
Retirement Fund	0.05%

The Strategic Real Return Portfolio pays no investment advisory fees to SSgA FM. A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory agreement for the Funds will be available in each

Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser places all orders for purchases and sales of the Funds’ investments. The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

Key professionals involved in the day-to-day portfolio management of the Funds include the following:

State Street Strategic Real Return Fund

Robert Guiliano is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA’s US Portfolio Management — Investment Solutions Group (“ISG”). He joined the Adviser in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy. Prior to joining the ISG team, he was a portfolio manager/analyst in the Product Engineering group supporting the global asset allocation and currency investment management teams. Previously, he worked as an Investment Marketing Analyst for SSgA’s defined contribution group, CitiStreet. Prior to SSgA, he worked as an Assistant Relationship Representative at Funds Distributor Inc. Before entering investment management in 1996, Mr. Guiliano worked as a Construction and Environmental Project Manager for ExxonMobil Corporation for seven years. Mr. Guiliano earned a Masters in Business Administration from Boston University in 1996 with a concentration in Finance and Bachelor of Science in Mechanical Engineering from Rensselaer Polytechnic Institute in 1989 with a Minor in Economics. He is a member of the CFA Institute and Boston Security Analysts Society.

John Gulino is a Principal of SSgA FM and a Portfolio Manager with the ISG. He is responsible for investment management, research, product development, and positioning for asset allocation and real asset strategies.

Prior to joining ISG, Mr. Gulino was responsible for product information management in the Interactive Sales and Marketing Team. Before joining SSgA, Mr. Gulino spent six years with the Fidelity Investments Company.

Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

State Street Target Retirement Funds

Lisa Khatri, CFA, is a Principal of SSgA FM and a Portfolio Manager in the ISG. She is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Ms. Khatri was a Portfolio Assistant with Pyramis Global Advisors, a Fidelity Investments Company. In this role she supported the management of strategic, tactical and lifecycle portfolios. Lisa joined Fidelity in 2004.

Ms. Khatri earned a Bachelor of Science in Business Administration from California State University, East Bay with a concentration in Finance and Accounting. She has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Securities Analyst Society.

Charles McGinn is a Vice President of SSgA FM and a Portfolio Manager in the Investment Solutions Group (“ISG”), where he manages a variety of portfolios. As a member of the Exposure Management team within ISG he is responsible for the oversight of various portfolios with exposure to equities and fixed income invested globally. Mr. McGinn is a graduate of Salem State College, where he earned a BS in Business Administration.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Strategic Real Return Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator for the Target Date Funds. The Adviser serves as administrator for the Strategic Real Return Fund. State Street Bank serves as the sub-administrator for the Strategic Real Return Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds.

Transfer Agent and Dividend Disbursing Agent.     Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Funds’ distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    Each Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each class of a Fund’s shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Funds’ Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchase of Fund Shares

The State Street Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that it has uncovered criminal activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

Investing in State Street Institutional Investment Trust Shares

This section of the prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and is deemed satisfied when all applicable documents are received in such accurate and complete form, i.e., a signed application, medallion-guaranteed documents, and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

Choosing a Share Class

The Funds offer four classes of shares through this Prospectus: Class A, Class C, Class I or Class K, available to you subject to the eligibility requirements set forth below.

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future. Your investment professional can help you choose the share class that best suits your investment needs.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver. This means that less money will be invested in the Fund immediately. Class A shares have a Rule 12b-1 fee of 0.25% per year. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

When you buy Class C shares, you will invest the full amount of your purchase price, but you will be subject to a Rule 12b-1 fee of 1.00% per year. Because this fee is paid out of a Fund’s assets on an ongoing basis, over time this fee may increase the cost of your investment and may cost you more than paying other types of sales charge. In addition, you may be subject to a deferred sale charge when you redeem Class C shares within one year of the purchase date.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus.

The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family.

	Class A	Class C	Class I	Class K
Availability	Available to the general public through certain financial intermediaries.	Available to the general public through certain financial intermediaries.

Limited to certain investors, including:

• Certain banks, broker-dealers and other financial intermediaries.

• Certain employer-sponsored retirement plans.

• Certain employees or affiliates of State Street Corporation or its affiliates.

Limited to certain investors, including certain qualified recordkeepers and employer-sponsored retirement plans.
Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	$2,000	$1,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	$10,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.
Maximum Investment	None.	$999,999; none for omnibus retirement plans.	None.	None.
Initial (Front-End) Sales Charge?	Yes. 4.50%, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

	Class A	Class C	Class I	Class K
Deferred (CDSC) Sales Charge?	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	Yes, 1.00% payable if you redeem within one year of purchase. See the chart under “Class C” section of this Prospectus.	No.	No.
Rule 12b-1 Fees?	0.25% annual fee.	1.00% annual fee.	No.	No.
Redemption Fees?	No.	No.	No.	No.

The following pages will cover additional details about each share class, including information about share class eligibility, initial and deferred sales charges, and sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge on the Funds’ website at SSGAFUNDS.com.

Class A

Class A shares are available to the general public for investment through qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

When you buy Class A shares, you pay an initial (or front-end) sales charge at the time of your investment, which is included in the offering price, unless you qualify for a sales charge reduction or waiver. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment. The actual sales charge you pay may vary slightly from the rates disclosed due to rounding.

Target Retirement Funds and Strategic Real Return Fund:

Amount of Purchase Payment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Financial Intermediary Compensation as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000-$249,999	3.50%	3.63%	3.00%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.50%
$1,000,000 or More	None	None	Advanced Commission1 2

[1]	Class A advanced commission for purchases over $1 million:

First $1-3 million	1.00%
Next $3-15 million	0.50%
Over > $15 million	0.25%

[2]

If you purchase $1,000,000 or more of Class A shares of the Fund you will not be assessed a sales charge at the time of purchase. The Distributor pays broker-dealers advanced commissions that are calculated on a year-by-year basis based on the amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advanced commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase. You may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds if you redeem your shares within 18 months after purchase.

Reducing Your Class A Sales Charge

The Fund offer two principal ways for you to qualify for discounts on initial sales charges on Class A share purchases, often referred to as “breakpoint discounts”: Right of Accumulation or a Letter of Intent. Each of these methods is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds advised by SSgA FM that offer Class A shares (the “State Street Funds”) in which you invest (as described below) even if such State Street Funds are held in accounts with different financial intermediaries, as well as purchases of shares of all Class C, Class I, and Class N State Street Funds (other than shares of money market funds) to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your financial intermediary or the State Street Funds that you would like to have one or more of the State Street Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:    You may qualify for a reduction in the sales charge you pay for purchases of Class A shares through Right of Accumulation.

To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals of any Class A, Class C, Class I, and Class N shares of a State Street Fund (other than any State Street Money Market fund) held in:

1.	Your account(s);
2.	Account(s) of your spouse or domestic partner;
3.	Account(s) of children under the age of 21 who share your residential address;
4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
5.	Solely controlled business accounts; and
6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary or the State Street Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the State Street Funds may verify (1) the number of shares of the State Street Funds held in your account(s) with State Street Funds, (2) the number of shares of the State Street Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the State Street Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Gifting of Shares.    If you make a gift of shares, upon your request, you may combine purchases, if made at the same time, under right of accumulation of Class A, Class C, Class I, and Class N of a State Street Fund (other than any State Street Money Market fund) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to State Street or their agents at the time of purchase to exercise this right.

Letter of Intent:    In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A shares of one or more State Street Funds within a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. Purchases of Class A shares of one or more State Street Funds you make over the next 13 months with any combined balances of Class A shares pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your financial intermediary. Purchases submitted not more than three months prior to the date the Letter of Intent is received are considered in determining the level of sales charge that will be paid pursuant to the Letter of Intent; however, the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. In addition, investors do not receive credit for shares purchased by the reinvestment of distributions.

The Letter of Intent is a mutually non-binding commitment upon the investor to purchase the full amount indicated. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining in your name) until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of the applicable sales charge.

To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs call (800) 647-7327. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.	Acquired through the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another Class A State Street Fund that were previously assessed a sales charge. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	The State Street Funds.

•	State Street Corporation and its subsidiaries and affiliates.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.
•

Financial intermediaries or financial institutions that have entered into selling agreements with the Funds or Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Certain employer sponsored retirement plans (including Employer IRAs), and deferred compensation plans maintained on retirement platforms or by the Fund’s transfer agent of its affiliates with assets of at least $1 million in assets; or with at least 100 eligible employees to participate in the plan; or that execute plan level or multiple-plan level transactions through a single omnibus account with the Funds or Financial Intermediary.

•	Investors who are directly rolling over or transferring shares from an established State Street Mutual Fund or State Street qualified retirement plan

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services (fee-based program), or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Insurance company separate accounts.

•	Tuition Programs that qualify under Section 529 of the Internal Revenue Code.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Class A shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

7.	Bought in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you sell the Fund shares you received in connection with the plan of reorganization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call (800) 647-7327 or contact your financial intermediary. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class C

Class C shares are available to the general public for investment through transaction-based financial intermediaries.

Class C shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a contingent deferred sales charge (CDSC) according to the following schedule:

Years Since Purchase	CDSC As a % of Dollar Amount Subject to Charge
0-1	1.00
After First Year	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares. Class C shares have no conversion feature.

HOW THE CDSC IS CALCULATED

The Fund assumes that all purchases made in a given month were made on the first day of the month.

The contingent deferred sales charge (CDSC) will be multiplied by then current market value or original cost of shares being redeemed, whichever is less. To minimize the sales charge, shares not subject to any charge, including share appreciation, nor acquired through reinvestment of dividends or capital gain distributions, are redeemed first followed by shares held the longest time.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

WAIVER OF THE CDSC

In the following situations, no CDSC is imposed on redemptions of Class A and Class C shares of the Funds:

1. If you participate in the Automatic Withdrawal Plan (AWP). Redemptions made on a regular periodic basis (e.g. monthly) will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 10% annually of the current market value of the account balance. Redemptions made as part of a required minimum distribution are also included in calculating amounts eligible for this wavier. For information on the Automatic Withdrawal Plan, please see “Service Options” section of the Prospectus on page 111.

2. Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4. That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the State Street Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5. A distribution from a qualified retirement plan by reason of the participant’s retirement.

6. Redemptions that are involuntary and result from a failure to maintain the required minimum balance in an account.

7. Exchanged in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8. Exchanged for shares of the same class of another State Street Fund. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares. For purposes of the CDSC, shares will continue to age from the date of the original purchase of the Fund shares.

9. Redemption of shares purchased through employer sponsored retirement plans, and deferred compensation plans. The CDSC, however, will not be waived if the plan redeems all of the shares that it owns on behalf of participants prior to the applicable CDSC period, as defined above.

10. Redemptions as part of annual IRA Custodial Fees.

11. Acquired through the reinvestment of dividends and capital gains distributions.

12. Bought with proceeds from the sale of Class C shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

Class A and Class C Account Reinstatement Privileges

You may purchase Class A shares or Class C shares at NAV within 90 days of the sale or distribution with no sales charge by reinstating all or part of your proceeds into the same account that the sale or distribution occurred. Any applicable CDSC in connection with the redemption in Class A or Class C shares will be credited and aging will begin at original purchase date. Please note that a redemption and reinstatement are considered to be a sale and purchase for tax-reporting purposes.

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your financial intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors and/or investments:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in:

•	discretionary and non-discretionary advisory programs;

•	fund supermarkets;

•	asset allocation programs;

•	other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program; or

•	certain other investment programs that do not charge an asset-based fee;

2.	Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

3.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code;

4.	Certain other registered open-end investment companies whose shares are distributed by the Distributor;

5.	Certain retirement and deferred compensation programs established by State Street Corporation or its affiliates for their employees or the Funds’ Trustees;

6.	Current or retired directors, officers and employees of SSgA and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

7.	Current or retired Directors or Trustees of the State Street Funds, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

8.	Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser;

9.	The reinvestment of dividends from Class I shares in additional Class I shares of the Fund; and

10.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

The minimum investment for Class I shares is $1,000,000.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your financial intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor;

2.	Defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan;

3.	Employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor; and

4.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code.

The minimum investment for Class K shares is $10,000,000.

How to Initiate a Purchase Request

Investing in the State Street Funds Through a Financial Intermediary

If you currently do not have an account with SSgA FM, you may establish a new account and purchase shares of the State Street Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the State Street Funds, such as Automatic Investment and Withdrawals Plans, and check-writing on money market funds, you also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents.    You may find many of the forms necessary to open an account online or by calling or writing to the State Street Funds. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Telephone.    You may call the State Street Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the State Street Funds to request a purchase of shares. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Mail.    You may send the State Street Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the State Street Funds to make an exchange. For the State Street Funds’ addresses, see Contacting the State Street Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire.    Please call the State Street Funds for instructions and policies on purchasing shares by wire. See Contacting the State Street Funds. All wires should be in U.S. dollars and immediately available funds.

By Check.    You may send a check to make initial or additional purchases to your fund account. Make your check payable to “State Street Funds” and include the appropriate fund name and account number (e.g, State Street Strategic Real Return Fund — a/c #xxx”) in the memo section of the check.

By Exchange.    You may purchase shares of a State Street Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of State Street Fund Shares.    The State Street Funds, in their sole discretion, may permit you to purchase State Street Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the State Street Funds for more information, including additional restrictions. See Contacting the State Street Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds:    If the purchase request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions — Dividend Policy Upon Purchase below.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at SSGAFUNDS.com or see Contacting the State Street Funds.

Other Purchase Policies You Should Know

Check Purchases.    All checks used to purchase State Street Fund shares must be drawn on a U.S. bank and in U.S. dollars. The State Street Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts.    We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests.    The State Street Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another State Street Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans.    If you are purchasing State Street Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Redeeming Shares

By Telephone.    You may call the State Street Funds to request a redemption of shares. See Contacting the State Street Funds.

By Mail.    You may send a written request to the State Street Funds to redeem from a fund account or to make an exchange. See Contacting the State Street Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the State

Street Funds receive your request in good order and the manner in which you are redeeming.

All State Street Funds.    Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions — Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer.    You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire.    When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange.    You may have the proceeds of a State Street Fund redemption invested directly into shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check.    You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address has not been changed within 30 days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase.    If you purchased State Street Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the State Street Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity.     During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size.    You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions.    The State Street Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the State Street Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions.    Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions.    The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one State Street Fund to simultaneously purchase shares of a different State Street Fund. Exchanges may be made within the same class (i.e. Class A shares for Class A shares; Class C shares for Class C shares). Class N shares are also exchangeable for other share classes of these State Street Funds and would be subject to the conditions for investing in the other class of shares described in the prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares. Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund shares for shares of another fund is a taxable event and may result in capital gain or loss. If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the State Street Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short- term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of a State Street Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the Funds and their shareholders from Excessive Trading:

•

The State Street Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the State Street Funds;

•

The State Street Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same State

Street Fund, excluding the State Street money market funds), and uses the following notification process:

•

If the State Street Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the State Street Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•

If the same account engages in another Round Trip following the issuance of a warning, the State Street Funds’ distributor will instruct State Street Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the State Street Fund (the “Stop Purchase instruction”);

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the State Street Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Purchase instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the State Street Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the State Street Funds. While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The State Street Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option.     You may set up your State Street Fund account to reinvest any dividend or capital gains distribution that you receive as a Fund shareholder into the same or a different State Street Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for more additional information,

Automatic Withdrawal Plan-By Check.    If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi- annually, or annually) cash withdrawals of $100 or more automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed redemption checks.

Automatic Withdrawal Plan-By Bank Transfer.     You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates (monthly, quarterly, semi-annually, or annually) and amounts as long as your account balance is over $10,000.

Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges.    You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.

Automatic Investment Plan.    Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the State Street Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The State Street Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the State Street Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the State Street Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

•	Accept initial purchases by telephone;

•

Freeze any account and/or suspend account services if the State Street Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•

Temporarily freeze any account and/or suspend account services upon initial notification to the State Street Funds of the death of the shareholder until the State Street Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•

Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the State Street Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the State Street Fund.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gains distributions of the Funds will be declared and paid at least annually. Excess dividends and capital gains, if any, generally are distributed in December.

When a fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option — Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option — Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option — A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option — Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.

Dividend Policy Upon Purchase.

Purchases made by check, Federal Wire or exchange from an existing State Street Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.

Dividend Payment Policy Upon Redemption.    All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 647-7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAX CONSIDERATIONS

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Strategic Real Return Fund invests substantially all of its assets in the Strategic Real Return Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Strategic Real Return Fund’s income will result from distributions or deemed distributions from the Strategic Real Return Portfolio.

Each Fund intends to elect to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In to order qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Strategic Real Return Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Strategic Real Return Portfolio also meets these requirements; the Strategic Real Return Fund currently expects that the Strategic Real Return Portfolio will meet these requirements. Because the Strategic Real Return Fund will invest substantially all its assets in the Strategic Real Return Portfolio, if the Strategic Real Return Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Strategic Real Return Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Strategic Real Return Fund or the Strategic Real Return Portfolio to regular corporate income taxes.

The Strategic Real Return Fund intends to gain exposure to commodities and commodity-related investments, in whole or in part, through the Strategic Real Return Portfolio’s investment in the Subsidiary. The IRS has suspended the issuance of rulings holding that income a regulated investment company is deemed to earn from its wholly-owned subsidiary is qualifying income to the regulated investment company for purposes of the 90% gross income requirement for qualification as a regulated investment company. In the absence of such a ruling (or guidance issued by the IRS to the same or similar effect), the Portfolio will seek other means of ensuring it satisfies the qualifying income requirement, including but not limited to, ensuring that the Subsidiary timely repatriates its earnings and profits.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions by a Fund allocable to distributions by a Portfolio of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by a Portfolio and by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio.

Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.

Income on or dispositions of a Fund’s or a Portfolio’s investments in non-U.S. securities may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Fund may be entitled to elect to pass through to its shareholders a credit or deduction (but not both) for foreign taxes (if any) borne with respect to foreign securities income earned by the Fund, or in the case of the Strategic Real Return Fund, the Portfolio and passed through or allocated to the Fund, as applicable. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Fund, or in the case of the Strategic Real Return Fund, the Portfolio. There can be no assurance that a Portfolio or a Fund will make such election, even if it is eligible to do so. Even if a Portfolio and/or a Fund elect to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Certain of a Fund’s or a Portfolio’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions, the Strategic Real Return Portfolio’s, and, in turn, the Strategic Real Return Fund’s distributions, or the Managed Volatility Portfolio’s allocations to, and, in turn, the Managed Volatility Fund’s distributions, and may require a Fund or Portfolio to liquidate its investments at a time when it is not advantageous to do so, including because the Strategic Real Return Fund redeems a portion of its interest in the Portfolio to meet the Fund’s distribution requirements.

If you are not a U.S. person, each Fund’s dividends other than capital gain dividends generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2014, a regulated investment company was permitted, but was not required, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements were met. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Cost Basis Reporting.    Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology.

Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class C shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 1.00% of the Fund’s net assets attributable to its Class C shares. Because these fees are paid out of the assets of a Fund attributable to its Class A or Class C shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. For example, the higher Rule 12b-1 fees for Class C shares may cost you more over time than paying the initial sales load for Class A shares.

In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Third-Party Transactions.    The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Fund’s behalf. The financial intermediary is responsible for the timely delivery of any order to the State Street Funds. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price. The State Street Funds are not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented for the Funds because the Funds have not commenced operations as of the date of this Prospectus.

APPENDIX A – UNDERLYING FUNDS

Target Retirement Funds

The following is a brief description of the investment objective and principal investment policies of certain of the Underlying Funds in which the Target Retirement Funds may invest. The Funds invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to SSGAFUNDS.com or contact your financial advisor for details.

State Street Equity 500 Index II Portfolio

The State Street Equity 500 Index II Portfolio seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index. The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500. The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc., to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy.

SPDR Russell Small Cap Completeness ETF

The SPDR Russell Small Cap Completeness ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. In seeking to track the performance of the Russell Small Cap Completeness® Index , the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc., the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.

State Street Global Equity ex-U.S. Index Portfolio

The State Street Global Equity ex-U.S. Index Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-US) equity markets. The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc., the investment adviser to the Portfolio, generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective. Under normal market conditions, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts or Global Depositary Receipts providing exposure to securities comprising the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy.

SPDR Dow Jones Global Real Estate ETF

The SPDR Dow Jones Global Real Estate ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. In seeking to track the performance of the Dow Jones Global Select Real Estate Securities Indexsm, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index.

SPDR Barclays Long Term Treasury ETF

The SPDR Barclays Long Term Treasury ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. In seeking to track the performance of the Barclays Long U.S. Treasury Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index.

Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

State Street Aggregate Bond Index Portfolio

The State Street Aggregate Bond Index Portfolio seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Barclays U.S. Aggregate Index over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc., the investment adviser to the Portfolio, generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective. Under normal market conditions, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. (For this purpose, investment exposures to securities created by TBA transactions, described below, are considered to be investments in those securities.) The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy.

SPDR Barclays TIPS ETF

The SPDR Barclays TIPS ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. In seeking to track the performance of the Barclays U.S. Government Inflation-Linked Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

SPDR Barclays High Yield Bond ETF

The SPDR Barclays High Yield Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. In seeking to track the performance of the Barclays High Yield Very Liquid Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

SPDR Barclays Short Term Treasury ETF

The SPDR Barclays Short Term Treasury ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. In seeking to track the performance of the Barclays 1-5 Year U.S. Treasury Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

SPDR Barclays Short Term Corporate Bond ETF

The SPDR Barclays Short Term Corporate Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. In seeking to track the performance of the Barclays U.S. 1-3 Year Corporate Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

Strategic Real Return Fund

The following is a brief description of the investment objective and principal investment policies of certain of the Underlying Funds in which the Strategic Real Return Portfolio may invest. The Portfolio invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to SSGAFUNDS.com or contact your financial advisor for details.

SPDR Barclays TIPS ETF

The SPDR Barclays TIPS ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. In seeking to track the performance of the Barclays U.S. Government Inflation-Linked Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the

Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

SPDR Dow Jones REIT ETF

The SPDR Dow Jones REIT ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trust. In seeking to track the performance of the Dow Jones U.S. Select REIT Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.

INDEX/TRADEMARK LICENSES/ DISCLAIMERS

The Index Providers are not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser (“Licensee”) has entered into license agreements with the Index Providers pursuant to which the Adviser pays a fee to use their respective Indexes. The Adviser is sub-licensing rights to the Indexes to the Funds at no charge.

Russell Small Cap Completeness® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Small Cap Completeness Index is based. Russell’s only relationship to the SPDR Russell Small Cap Completeness ETF is the licensing of certain trademarks and trade names of Russell and of the Russell Small Cap Completeness Index which are determined, composed and calculated by Russell without regard to the SPDR Russell Small Cap Completeness ETF. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Small Cap Completeness Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, INVESTORS, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THE INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ALL OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P INDEX: Dow Jones Global Select Real Estate Securities Index and the Dow Jones U.S. Select REIT Index, (together, the “S&P Indexes”), “S&P,” “S&P 1500,” and “Standard & Poor’s 1500”, are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC and sub-licensed for use by the Adviser.

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, ITS AFFILIATES, AND/OR THIRD PARTY LICENSORS (INCLUDING, WITHOUT LIMITATION, DOW JONES & COMPANY, INC.) (COLLECTIVELY, “S&P”). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE S&P INDEXES TO TRACK MARKET PERFORMANCE AND/OR TO ACHIEVE THEIR STATED OBJECTIVE AND/OR TO FORM THE BASIS OF A SUCCESSFUL INVESTMENT STRATEGY, AS APPLICABLE. S&P’S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUNDS. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF OR INVESTORS IN THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES. S&P DOW JONES INDICES LLC IS NOT AN ADVISOR TO THE FUNDS. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUNDS.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO REPRESENTATION, WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF OR INVESTORS IN THE FUNDS, OR ANY OTHER

PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES. S&P MAKES NO EXPRESS OR IMPLIED REPRESENTATIONS, WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BARCLAYS INDEXES.    The Adviser acknowledges and expressly agrees that the Barclays ETFs (“Products” or “ETF”) are not sponsored, endorsed, sold or promoted by Barclays (“Licensor”), and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in connection with the trading of any ETF based thereon or for any other purpose. Licensor’s only relationship to the Licensee with respect to the Products is the licensing of certain trademarks and trade names of Licensor and the Licensor Indices that are determined, composed and calculated by Licensor without regard to Licensee or the Products. Licensor has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Licensor Indices. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Products. Licensor has no obligation or liability in connection with the listing, trading, marketing or administration of the Products.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCTS OR ANY

OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON’S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEXES.

BARCLAYS INFLATION-LINKED BOND INDEX DISCLAIMER. ©Barclays Bank 2004. All rights reserved. The SPDR Barclays TIPS ETF (“Fund”) is not sponsored, endorsed, sold or promoted by Barclays, the investment banking division of Barclays Bank PLC (“Barclays”). Barclays or one of its affiliated entities may act as an Authorized Participant for the Fund and/or as an initial purchaser of Shares of the Fund. Barclays does not make any representation regarding the advisability of investing in the Fund or the advisability of investing in securities generally. The Index is determined, composed and calculated by Barclays without regard to the Licensee or the Fund. Barclays has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Barclays has no obligation or liability in connection with administration, marketing or trading of the Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS

OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays. Barclays Bank PLC is registered in England No. 1026167. Registered office: 1 Churchill Place London E14 5HP.

SPDR TRADEMARK. The “SPDR” trademark is used under license from Standard & Poor’s Financial Services LLC, an affiliate of The McGraw Hill Companies (“S&P”). No Fund offered by the Trust or its affiliates is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of any Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the index on which the Funds are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Contacting the State Street Funds

Online:	www.SSGAFUNDS.com	24 hours a day, 7 days a week
Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
State Street Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	State Street Funds 30 Dan Road Canton, Massachusetts 02021

For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. The Funds’ SAI is available, without charge, upon request. Each Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Prospectus and Statement of Additional Information are available, and the annual and semi-annual reports to shareholders will be available, free of charge, on the Funds’ website at SSGAFUNDS.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSITTDSTATPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND

CLASS A (SSSVX)

CLASS I (SSSWX)

CLASS K (SSSYX)

STATE STREET AGGREGATE BOND INDEX FUND

CLASS A (SSFCX)

CLASS I (SSFDX)

CLASS K (SSFEX)

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

CLASS A (SSGHX)

CLASS I (SSGJX)

CLASS K (SSGLX)

Prospectus Dated July 11, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

EACH FUND MAY OFFER MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE CLASS A, CLASS I AND CLASS K SHARES OF THE APPLICABLE FUNDS.

STATE STREET EQUITY 500 INDEX FUND

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Equity 500 Index Fund” or sometimes referred to in context as the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or sometimes referred to in context as the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 33 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2

	Class A	Class I	Class K
Management Fee	0.02%	0.02%	0.02%
Distribution (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.34%	0.34%	0.14%

Total Annual Fund Operating Expenses	0.61%	0.36%	0.16%
Fee Waiver and/or Expense Reimbursement[3]	(0.10)%	(0.10)%	(0.10)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.51%	0.26%	0.06%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Amounts reflect the total expenses of the Portfolio and the Fund.

[3]

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Equity 500 Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses

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remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$574	$691	$828	$1,228
Class I	$27	$97	$183	$437
Class K	$6	$32	$71	$186

Portfolio Turnover

The Equity 500 Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Equity 500 Index Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Equity 500 Index Fund will achieve its investment objective, and you could lose money by investing in the Fund.

The Fund uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Fund generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Fund’s investment adviser, SSgA Funds Management,

Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Fund will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy. For this purpose total assets means net assets plus borrowings, if any.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•	Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by

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large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500

Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund (as represented by the performance of the Fund’s Administrative Shares). The bar chart shows changes in the Fund’s performance during the past 10 calendar years. The table shows the average annual total returns of the Fund and also compares the Fund’s performance with the average annual total returns of the S&P 500. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Class A, Class K and Class I shares of the Fund after they have been in operation for one calendar year. Returns of these share classes would have been similar to the returns shown for Administrative Shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Administrative Shares; Class A and Class I shares are generally expected to incur greater expenses than Administrative Shares.

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State Street Equity 500 Index Fund

Administrative Shares

Total Return for the Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013 Administrative Shares

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes will vary.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.97%	17.67%	7.20%
Return After Taxes on Distributions	31.46%	17.17%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	18.51%	14.25%	5.79%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund since 2007. Karl Schneider has been a Portfolio Manager for Fund the since 2002. Mike Feehily has been a Portfolio Manager for the Fund since 2014. John A. Tucker, Karl Schneider and Mike Feehily have been Portfolio Managers for the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 13 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 13 of the prospectus.

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STATE STREET AGGREGATE BOND INDEX FUND

Investment Objective

The State Street Aggregate Bond Index Fund (the “Aggregate Bond Index Fund” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Aggregate Bond Index Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 33 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2

	Class A	Class I	Class K
Management Fee	0.03%	0.03%	0.03%
Distribution (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.37%	0.37%	0.17%

Total Annual Fund Operating Expenses	0.65%	0.40%	0.20%
Fee Waiver and/or Expense Reimbursement[3]	(0.11)%	(0.11)%	(0.11)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%	0.29%	0.09%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Amounts reflect the total expenses of the Portfolio and the Fund.

[3]

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses

5

remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$428	$555
Class I	$30	$108
Class K	$9	$44

Portfolio Turnover

The Aggregate Bond Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Aggregate Bond Index Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund will not typically purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index, or securities the Adviser considers to be comparable to securities in the Index, in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Fund may also invest in other debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Fund may also purchase or sell futures contracts and related options on the Index (or other fixed-income securities indices). The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring the characteristics of the Fund more closely in line with those of the Index. It might also do so to increase its investment exposure pending investment of cash in bonds or other investments or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be

6

Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of June 30, 2014, the modified adjusted duration of securities in the Index was approximately 5.60 years.

The Fund expects typically to invest a significant portion of its assets in U.S. agency mortgage pass-through securities up to a total weight that is comparable to that of the Index. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis.

The Index is sponsored by Barclays, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts

7

rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Master/Feeder Structure Risk.    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.     Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Passive Strategy/Index Risk.    The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund does not have a calendar’s year worth of performance to report. Performance information provides some indication of the risks of investing in the Fund and compares the Fund’s performance with that of an index or other benchmark. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

Mahesh Jayakumar and Karen Tsang have been Portfolio Managers for the Fund and the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 13 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 13 of the prospectus.

8

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND

Investment Objective

The State Street Global Equity ex-U.S. Index Fund (the “Global Equity ex-U.S. Index Fund” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity ex-U.S. Index Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 33 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2

	Class A	Class I	Class K
Management Fee	0.06%	0.06%	0.06%
Distribution (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.41%	0.41%	0.21%

Total Annual Fund Operating Expenses	0.72%	0.47%	0.27%
Fee Waiver and/or Expense Reimbursement[3]	(0.12)%	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%	0.35%	0.15%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Amounts reflect the total expenses of the Portfolio and the Fund.

[3]

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Global Equity ex-U.S. Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses

9

remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$583	$722
Class I	$36	$129
Class K	$15	$63

Portfolio Turnover

The Global Equity ex-U.S. Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Global Equity ex-U.S. Index Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI ACWI ex-USA Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Equity ex-U.S. Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. The Index’s composition is reviewed quarterly. All listed equity

10

securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.

The Index is sponsored by Morgan Stanley Capital International Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Master/Feeder Structure Risk.    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•	Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the

11

Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund does not have a calendar’s year worth of performance to report. Performance information provides some indication of the risks of investing in the Fund and compares the Fund’s performance with that of an index or other benchmark. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

Michael Feehily, John Tucker and Karl Schneider have been Portfolio Managers for the Fund and the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 13 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 13 of the prospectus.

12

Other Information

Purchase and Sale of Fund Shares

   Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	$1,000,000
To add to an existing account	None
Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Funds P.O. Box 8317 Boston, MA 02266-8317
By Overnight: State Street Funds 30 Dan Road Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

13

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Investment Objectives

The Trust’s Board of Trustees may change each Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees may change the investment objective of the Funds without shareholder approval. If the Trustees were to approve a change to the Equity 500 Index Fund’s investment objective, shareholders would receive advance notice.

EQUITY 500 INDEX FUND

Principal Investment Strategies

There is no assurance that the Equity 500 Index Fund will achieve its investment objective, and you could lose money by investing in the Fund.

The Fund uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Fund generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA FM to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Fund will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy. For this purpose total assets means net assets plus borrowings, if any.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of

14

Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio. It is not possible to invest directly in the S&P 500.

Index Futures Contracts and Related Options.    The Fund may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Fund may invest in.

These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Other Derivative Transactions.    The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

AGGREGATE BOND INDEX FUND

Principal Investment Strategies

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund will not typically purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index, or securities the Adviser considers to be comparable to securities in the Index, in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA FM generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Fund may also invest in other debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Fund may also purchase or sell futures contracts and related options on the Index

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(or other fixed-income securities indices). The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring the characteristics of the Fund more closely in line with those of the Index. It might also do so to increase its investment exposure pending investment of cash in bonds or other investments or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of June 30, 2014, the modified adjusted duration of securities in the Index was approximately 5.60 years. It is not possible to invest directly in the Index.

The Fund expects typically to invest a significant portion of its assets in U.S. agency mortgage pass-through securities up to a total weight that is comparable to that of the Index. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis.

The Index is sponsored by Barclays, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Debt Securities.    The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Fund’s investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Fund as a whole will generally be similar to those of the U.S. Aggregate Index. Mortgage-related and other asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-related and other asset-backed securities effectively increase and decrease the Fund’s average maturity when that is least desirable. The Fund will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).

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Index Futures Contracts and Related Options.    The Fund may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Fund may invest in.

These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Other Derivative Transactions.    The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

GLOBAL EQUITY EX-U.S. INDEX FUND

Principal Investment Strategies

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI ACWI ex-USA Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of

“active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA FM generally expects the Fund to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Fund’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, to assist in attempting to replicate the performance of the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

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The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Equity ex-U.S. Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

The Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. The Index’s composition is reviewed quarterly. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Index is sponsored by Morgan Stanley Capital International Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

Index Futures Contracts and Related Options.    The Fund may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Fund may invest in.

These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Other Derivative Transactions.    The Fund may enter into derivatives transactions involving options, forwards and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Additional Information About Risks

Additional information about risks is described below.

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Call Risk (principal risk for the Aggregate Bond Index Fund).    Call risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations paying a lower interest rate. If an obligation held by the Fund is prepaid, the Fund may be forced to invest the proceeds in lower yielding investments.

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Conflicts of Interest.    The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated. Investing in other investment companies managed by the Adviser or affiliates of the

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Adviser, including other mutual funds and exchange-traded funds involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Fund. Investment by the Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Fund’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

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Counterparty Risk.    The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty becomes insolvent or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Credit Risk (principal risk for the Aggregate Bond Index Fund).    The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.

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Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The Fund may not seek to hedge some or all of its currency risk or may engage in hedging transactions that do not have the desired effect or may cause the Fund to lose money. The values of other currencies relative to the Fund’s base currency may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

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Debt Securities Risk (principal risk for the Aggregate Bond Index Fund).    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.t. If interest rates rise, some securities may be subject to extension risk, the risk that the securities will be repaid more slowly than originally anticipated. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different effect or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in

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the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that the Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Fund due to losses on the transaction and an increase in volatility; and legal risks arising from the documentation relating to the derivative transaction. The rules and regulations related to the central clearing of certain derivative transactions are new and evolving so the potential impact on the portfolio and the financial system is not yet known.

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Emerging Markets Risk (principal risk for the Global Equity ex-U.S. Index Fund).    Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, the possibility of greater market volatility, greater political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and governmental limitations on non-U.S. investment policy as compared to those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in non-U.S. markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

•	Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. The Fund may continue to accept new investments and to make additional investments in equity securities even under general market conditions that SSgA FM views as unfavorable for equity securities.

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Extension Risk (principal risk for the Aggregate Bond Index Fund).    During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

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Financial Institution Risk (principal risk for the Aggregate Bond Index Fund).    Some instruments which the Fund may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Fund. Adverse developments in the banking industry may cause the Fund to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.

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Hedging Risk.    In managing the Fund, SSgA FM may (but will not necessarily) engage in hedging transactions. The success of the Fund’s hedging strategies will depend, in part, upon SSgA FM’s ability to assess correctly the degree of correlation between the performance of the

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instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way SSgA FM expects. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to SSgA FM’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions and may have the effect of increasing risk.

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Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, it may take several business days for additions and deletions to the index to be reflected in the portfolio composition of a fund.

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Inflation Risk (principal risk for the Aggregate Bond Index Fund).    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

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Interest Rate Risk (principal risk for the Aggregate Bond Index Fund).    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. See “Prepayment Risk”

below. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Fund may decline, and the Fund’s yield may also decline.

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Large Shareholder Risk.    To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that those shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The Fund may also tend to hold a larger proportion of its assets in cash in anticipation of large redemptions, and thus, may hold large amounts in cash pending investment in securities, diluting shareholder returns.

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Leveraging Risk (principal risk for the Aggregate Bond Index Fund).    The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. If the Fund is permitted to participate in securities lending transactions, then those transactions entered into by SSgA FM on behalf of the Fund may also result in leverage. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets or creates investment risk with respect to a larger base of assets than the Fund would otherwise have.

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Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. Also, the Fund may not be able to dispose of illiquid securities or execute or close out certain less liquid derivatives positions readily at a favorable time or price or at prices approximating those at which the Fund currently values them. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities.

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Lower-Rated Securities Risk (principal risk for the Aggregate Bond Index Portfolio).    Securities rated below investment-grade (“high-yield bonds” or “junk bonds”) lack strong investment characteristics, have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Portfolio may fall substantially and the Portfolio could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. These securities may be highly volatile.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The ability of the Fund to meet redemption requests will depend on its ability to redeem its interest in the master fund. An affiliate of SSgA FM may serve as investment adviser to the master fund, leading to potential conflicts of interest. For example, SSgA FM may have an economic incentive to maintain the Fund’s investment in the master fund at a time when it might otherwise not choose to do so. The Fund will bear its pro rata portion of the expenses incurred by the master fund.

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Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. There can be no assurance that appreciation in value will occur, and the Fund may sustain substantial losses. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. In the case of debt securities, the magnitude of these price fluctuations will be greater when the maturity of the outstanding securities is longer. Since investments in securities may involve currencies other than the base currency of the Fund, the value of the Fund’s assets may also be affected by changes in currency rates and exchange control regulations, including currency blockage. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Mid Cap Risk. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively

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limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

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Mortgage-Related and Other Asset-Backed Securities Risk (principal risk for the Aggregate Bond Index Fund).    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or asset-backed security. For some asset-backed securities in which the Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults. In a “forward roll” transaction, the Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Fund.

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Mortgage Pass-Through Securities Risk (principal risk for the Aggregate Bond Index Fund).    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Fund may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Fund may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

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Passive Strategy/Index Risk (principal risk for the Equity 500 Index II Fund, Aggregate Bond Index Fund and Global Equity ex-U.S. Index Fund).    The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a

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benchmark index. As a result, the Fund may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

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Non-U.S. Securities Risk.    Investments in non-U.S. securities entail risks not typically present in domestic investments. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. companies are less liquid and at times more volatile than securities of comparable U.S. companies, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Non-U.S. brokerage commissions and other fees may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries.

•	Portfolio Turnover Risk. Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains.

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Prepayment Risk (principal risk for the Aggregate Bond Index Fund).    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

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Real Property Securities Risk (principal risk for the Aggregate Bond Index Fund).    There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation real estate investment trusts (“REITs”) and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. In addition, an investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the property investment difficult and time-consuming. As a shareholder in a real property company the Fund, and indirectly the Fund’s shareholders, would bear their ratable shares of the real property

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company’s expenses and would at the same time continue to pay their own fees and expenses.

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REIT Risk (principal risk for the Aggregate Bond Index Fund).    In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the values of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT, thus affecting the Fund’s returns. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the U.S. Investment Company Act of 1940, which could have adverse consequences for the Fund.

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Risks of Investment in Other Pools.    The Fund invests in other pooled investment vehicles, which means it is exposed to the risk that the other pool will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool’s investments could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pools may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. The Fund bears its proportionate risk of the expenses of any pool in which it invests. Because the Adviser may receive fees from the other pools in which the Fund may invest, the Adviser may have a financial incentive to invest the assets of the Fund in such other pools.

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Settlement Risk (principal risk for the Global Equity ex-U.S. Index Fund).    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Fund remain uninvested. The inability of the Fund to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times it considers desirable, and may subject the Fund to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

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Significant Withdrawal Risk.    A significant withdrawal of capital from the Fund may affect the Fund and its investors adversely. For example, the Fund may be required to sell its more liquid Fund investments to meet a large redemption; the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price.

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Small and Micro-Cap Companies Risk (principal risk for the Global Equity ex-U.S. Index Fund).    Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these

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securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

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U.S. Government Securities Risk (principal risk for the Aggregate Bond Index Fund).    The Fund may invest in debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and they involve increased credit risks. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. In September 2008, the U.S. Government took control of the Federal Home Long Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) and placed the companies into a conservatorship. The long-term effect of this conservatorship on the companies’ debt, equities and other obligations is unclear. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND THE PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Securities Lending.    A Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income

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from the investment of such cash. In addition, a Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. A Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.    Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. Each Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013.

Each Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.03% of the Aggregate Bond Index Fund’s average daily net assets, 0.02% of the Equity 500 Index Fund’s average daily net assets and 0.06% of the Global Equity ex-U.S. Index Fund’s average daily net assets. For the year ended December 31, 2013, Equity 500 Index Portfolio’s effective management fee paid was 0.045%. The Portfolios pay no investment advisory fees to SSgA FM.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Equity 500 Index Fund is available in the Fund’s annual report to shareholders dated December 31, 2013. A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Aggregate Bond Index Fund, and the initial approval of the investment advisory agreement for the Global Equity ex-U.S. Index Fund, will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

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The Adviser places all orders for purchases and sales of the Portfolios’ investments. The Adviser manages the Portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

Key professionals involved in the day-to-day portfolio management of the Equity 500 Index Portfolio include the following:

Michael Feehily, CFA

Mr. Feehily, CFA, is a Senior Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Leadership Team. Mr. Feehily rejoined SSgA in 2010 after spending the previous four years at State Street Global Markets LLC, where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined SSgA in 1997. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Key professionals involved in the day-to-day portfolio management of the Aggregate Bond Index Portfolio include the following:

Mahesh Jayakumar, CFA, FRM,

Mr. Jayakumar is a Vice President of SSgA and SSgA FM and is currently a Portfolio Manager in the Fixed Income, Currency and Cash team. He is respon-

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sible for managing several funds and ETF’s spanning diverse areas such as US Aggregate strategies, Global Treasuries/Inflation strategies, Government/Credit portfolios, Green bonds and custom or client directed mandates. Mr. Jayakumar holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

Karen Tsang

Ms. Tsang is a Principal of SSgA and SSgA FM and a Portfolio Manager in the Fixed Income, Currency and Cash Team where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. Prior to her current role, she worked as a Senior Operations Associate covering all Mortgage, Asset-Backed, and Commercial Mortgage-Backed portfolios. Before joining SSgA in 1998, she worked as a Senior Fund Accountant in the Mutual Funds Division of State Street Corporation on domestic and international bonds and equity funds. Ms. Tsang holds a Bachelors degree with a dual concentration in Finance and Marketing from the Boston University School of Management.

Key professionals involved in the day-to-day portfolio management of the Global Equity ex-U.S. Index Portfolio include the following:

Michael Feehily, CFA

Mr. Feehily, CFA, is a Senior Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Leadership Team. Mr. Feehily rejoined SSgA in 2010 after spending the previous four years at State Street Global Markets LLC, where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined SSgA in 1997. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a mem-

ber of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance

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from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the “SAI.”

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    Each Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each class of a Fund’s shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolios’ Board of Trustees, under certain limited circumstances.

For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchase of Fund Shares

The State Street Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that it has uncovered criminal activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

Investing in State Street Institutional Investment Trust Shares

This section of the prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current

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information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and is deemed satisfied when all applicable documents are received in such accurate and complete form, i.e., a signed application, medallion-guaranteed documents, and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

Choosing a Share Class

The Funds offer four classes of shares through this Prospectus: Class A, Class I or Class K, available to you subject to the eligibility requirements set forth below.

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future. Your investment professional can help you choose the share class that best suits your investment needs.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver. This means that less money will be invested in the Fund immediately. Class A shares have a Rule 12b-1 fee of 0.25% per year. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus.

The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family.

	Class A	Class I	Class K
Availability	Available to the general public through certain financial intermediaries.	Limited to certain
investors, including:

• Certain banks,
broker-dealers and
other financial
intermediaries.

• Certain employer-
sponsored retire
ment plans.

• Certain employees
or affiliates of State
Street Corporation
or its affiliates.

Limited to certain investors, including certain qualified recordkeepers and employer-sponsored retirement plans.
Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	$1,000,000. The
investment minimum
may be modified, waived
or reduced for certain
types of investors (e.g.,
401 (k) or 403(b) plans)
and investments as well
as for certain fee-based
programs where an
agreement is in place.	$10,000,000. The
investment minimum
may be modified, waived
or reduced for certain
types of investors (e.g.,
401 (k) or 403(b) plans)
and investments as well
as for certain fee-based
programs where an
agreement is in place.
Maximum Investment	None.	None.	None.

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	Class A	Class I	Class K
Initial (Front-End) Sales Charge?	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.
Deferred (CDSC) Sales Charge?	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.
Rule 12b-1 Fees?	0.25% annual fee.	No.	No.
Redemption Fees?	No.	No.	No.

The following pages will cover additional details about each share class, including information about share class eligibility, initial and deferred sales charges, and sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge on the Funds’ website at SSGAFUNDS.com.

Class A

Class A shares are available to the general public for investment through qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

When you buy Class A shares, you pay an initial (or front-end) sales charge at the time of your investment, which is included in the offering price, unless you qualify for a sales charge reduction or waiver. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment. The actual sales charge you pay may vary slightly from the rates disclosed due to rounding.

Equity Funds (Equity Index 500 Fund and Global Equity ex-U.S. Index Fund)

Amount of Purchase Payment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Financial Intermediary Compensation as a % of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.00%
$100,000-$249,999	3.50%	3.63%	3.25%
$250,000-$499,999	2.50%	2.56%	2.25%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	Advanced Commission1 2

[1]	Class A advanced commission for purchases over $1 million:

First $1-3 million	1.00%
Next $3-15 million	0.50%
Over > $15 million	0.25%

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[2]

If you purchase $1,000,000 or more of Class A shares of the Fund you will not be assessed a sales charge at the time of purchase. The Distributor pays broker-dealers advanced commissions that are calculated on a year-by-year basis based on the amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advanced commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase. You may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds if you redeem your shares within 18 months after purchase.

Fixed Income Funds (Aggregate Bond Index Fund)

Amount of Purchase Payment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Financial Intermediary Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.25%
$100,000-$249,999	3.25%	3.36%	3.00%
$250,000-$499,999	2.25%	2.30%	2.00%
$500,000-$999,999	1.75%	1.78%	1.50%
$1,000,000 or More	None	None	Advanced Commission1 2

[1]	Class A advanced commission for purchases over $1 million:

First $1-3 million	1.00%
Next $3-15 million	0.50%
Over > $15 million	0.25%

[2]

If you purchase $1,000,000 or more of Class A shares of the Fund you will not be assessed a sales charge at the time of purchase. The Distributor pays broker-dealers advanced commissions that are calculated on a year-by-year basis based on the amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advanced commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase. You may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds if you redeem your shares within 18 months after purchase.

Reducing Your Class A Sales Charge

The Funds offer two principal ways for you to qualify for discounts on initial sales charges on Class A share purchases, often referred to as “breakpoint discounts”: Right of Accumulation or a Letter of Intent. Each of these methods is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds advised by SSgA FM that offer Class A shares (the “State Street Funds”) in which you invest (as described below) even if such State Street Funds are held in accounts with different financial intermediaries, as well as purchases of shares of all Class C, Class I and Class N State Street Funds (other than shares of money market funds) to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your financial intermediary or the State Street Funds that you would like to have one or more of the State Street Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:    You may qualify for a reduction in the sales charge you pay for purchases of Class A shares through Right of Accumulation.

To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals of any Class A, Class C, Class I, and Class N

33

shares of a State Street Fund (other than any State Street Money Market fund) held in:

1.	Your account(s);
2.	Account(s) of your spouse or domestic partner;
3.	Account(s) of children under the age of 21 who share your residential address;
4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
5.	Solely controlled business accounts; and
6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary or the State Street Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the State Street Funds may verify (1) the number of shares of the State Street Funds held in your account(s) with State Street Funds, (2) the number of shares of the State Street Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the State Street Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Gifting of Shares.    If you make a gift of shares, upon your request, you may combine purchases, if made at the same time, under right of accumulation of Class A, Class C, and Class I, and Class N shares of a State Street Fund (other than any State Street Money Market fund) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to State Street or their agents at the time of purchase to exercise this right.

Letter of Intent:    In order to immediately reduce your Class A sales charge, you may sign a Letter of

Intent stating your intention to buy a specified amount of Class A shares of one or more State Street Funds within a 13-,month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. Purchases of Class A shares of one or more State Street Funds you make over the next 13 months with any combined balances of Class A shares pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your financial intermediary. Purchases submitted not more than three months prior to the date the Letter of Intent is received are considered in determining the level of sales charge that will be paid pursuant to the Letter of Intent; however, the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. In addition, investors do not receive credit for shares purchased by the reinvestment of distributions.

The Letter of Intent is a mutually non-binding commitment upon the investor to purchase the full amount indicated. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining in your name) until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of the applicable sales charge.

To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs call (800) 647-7327. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.	Acquired through the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another Class A State Street Fund that were

34

previously assessed a sales charge. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	The State Street Funds.

•	State Street Corporation and its subsidiaries and affiliates.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial intermediaries or financial institutions that have entered into selling agreements with the Funds or Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Certain employer sponsored retirement plans (including Employer IRAs), and deferred compensation plans maintained on retirement platforms or by the Fund’s transfer agent of its affiliates with assets of at least $1 million in assets; or with at least 100 eligible employees to participate in the plan; or that execute plan level or multiple-plan level transactions through a single omnibus account with the Funds or Financial Intermediary.

•	Investors who are directly rolling over or transferring shares from an established State Street Mutual Fund or State Street qualified retirement plan

•	Financial Intermediaries who have a dealer arrangement with the Distributor,

who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services (fee-based program), or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Insurance company separate accounts.

•	Tuition Programs that qualify under Section 529 of the Internal Revenue Code.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Class A shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A Account Reinstatement Privileges below.

7.	Bought in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you sell the Fund shares you received in connection with the plan of reorganization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call (800) 647-7327or contact your financial intermediary. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

HOW THE CDSC IS CALCULATED

If you purchase $1,000,000 or more of Class A shares you may be subject to contingent deferred sales charge (CDSC).

The Fund assumes that all purchases made in a given month were made on the first day of the month.

The CDSC will be multiplied by then current market value or original cost of shares being redeemed, whichever is less. To minimize the sales charge, shares not subject to any charge, including share appreciation,

35

nor acquired through reinvestment of dividends or capital gain distributions, are redeemed first followed by shares held the longest time.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

WAIVER OF THE CDSC

In the following situations, no CDSC is imposed on redemptions of Class A shares of the Funds:

1. If you participate in the Automatic Withdrawal Plan (AWP). Redemptions made on a regular periodic basis (e.g. monthly) will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 10% annually of the current market value of the account balance. Redemptions made as part of a required minimum distribution are also included in calculating amounts eligible for this wavier. For information on the Automatic Withdrawal Plan, please see “Service Options” section of the Prospectus on page 41.

2. Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4. That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the State Street Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5. A distribution from a qualified retirement plan by reason of the participant’s retirement.

6. Redemptions that are involuntary and result from a failure to maintain the required minimum balance in an account.

7. Exchanged in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8. Exchanged for shares of the same class of another State Street Fund. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares. For purposes of the CDSC, shares will continue to age from the date of the original purchase of the Fund shares.

9. Redemption of shares purchased through employer sponsored retirement plans, and deferred compensation plans. The CDSC, however, will not be waived if the plan redeems all of the shares that it owns on behalf of participants prior to the applicable CDSC period, as defined above.

10. Redemptions as part of annual IRA Custodial Fees.

11. Acquired through the reinvestment of dividends and capital gains distributions.

Class A Account Reinstatement Privileges

You may purchase Class A shares at NAV within 90 days of the sale or distribution with no sales charge by reinstating all or part of your proceeds into the same account that the sale or distribution occurred. Any applicable CDSC in connection with the redemption in Class A shares will be credited and aging will begin at original purchase date. Please note that a redemption and reinstatement are considered to be a sale and purchase for tax-reporting purposes.

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your financial intermediary can help you determine whether you are eligible to purchase Class I shares.

36

Class I shares are available to the following categories of investors and/or investments:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in:

•	discretionary and non-discretionary advisory programs;

•	fund supermarkets;

•	asset allocation programs;

•	other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program; or

•	certain other investment programs that do not charge an asset-based fee;

2.	Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

3.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code;

4.	Certain other registered open-end investment companies whose shares are distributed by the Distributor;

5.	Certain retirement and deferred compensation programs established by State Street Corporation or its affiliates for their employees or the Funds’ Trustees;

6.	Current or retired directors, officers and employees of SSgA and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

7.	Current or retired Directors or Trustees of the State Street Funds, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

8.	Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser;

9.	The reinvestment of dividends from Class I shares in additional Class I shares of the Fund; and
10.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

The minimum investment for Class I shares is $1,000,000.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your financial intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor;

2.	Defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan;

3.	Employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor; and

4.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code.

The minimum investment for Class K shares is $10,000,000.

How to Initiate a Purchase Request

Investing in the State Street Funds Through a Financial Intermediary

If you currently do not have an account with SSgA FM, you may establish a new account and purchase shares of the State Street Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the State Street Funds, such as Automatic Investment and Withdrawals Plans, and check-writing on money market funds, you also will be required to submit a

37

Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents.    You may find many of the forms necessary to open an account online or by calling or writing to the State Street Funds. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Telephone.    You may call the State Street Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the State Street Funds to request a purchase of shares. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Mail.    You may send the State Street Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the State Street Funds to make an exchange. For the State Street Funds’ addresses, see Contacting the State Street Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire.    Please call the State Street Funds for instructions and policies on purchasing shares by wire. See Contacting the State Street Funds. All wires should be in U.S. dollars and immediately available funds.

By Check.    You may send a check to make initial or additional purchases to your fund account. Make your check payable to “State Street Funds” and include the appropriate fund name and account number (e.g, “State Street Equity 500 Index Fund — a/c #xxx”) in the memo section of the check.

By Exchange.    You may purchase shares of a State Street Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of State Street Fund Shares.    The State Street Funds, in their sole discretion, may permit you to purchase State Street Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the State Street Funds for more information, including additional restrictions. See Contacting the State Street Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds:    If the purchase request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Policy Upon Purchase below.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at SSGAFUNDS.com or see Contacting the State Street Funds.

Other Purchase Policies You Should Know

Check Purchases.    All checks used to purchase State Street Fund shares must be drawn on a U.S. bank and in U.S. dollars. The State Street Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts.    We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street

38

Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests.    The State Street Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another State Street Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans.    If you are purchasing State Street Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Redeeming Shares

By Telephone.    You may call the State Street Funds to request a redemption of shares. See Contacting the State Street Funds.

By Mail.    You may send a written request to the State Street Funds to redeem from a fund account or to make an exchange. See Contacting the State Street Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the State Street Funds receive your request in good order and the manner in which you are redeeming.

All State Street Funds.    Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions — Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer.    You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire.    When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange.    You may have the proceeds of a State Street Fund redemption invested directly into shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check.    You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address has not been changed within 30 days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase.    If you purchased State Street Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience

39

delays in receiving redemption proceeds. In this case, the State Street Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes.    If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity.    During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size.    You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions.    The State Street Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the State Street Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions.    Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions.    The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one State Street Fund to simultaneously purchase shares of a different State Street Fund. Exchanges may be made within the same class (i.e. Class A shares for Class A shares). Class N shares are also exchangeable for other share classes of these State Street Funds and would be subject to the conditions for investing in the other class of shares described in the prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares. Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund shares for shares of another fund is a taxable event and may result in capital gain or loss. If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the State Street Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short- term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of a State Street Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

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As a means to protect the Funds and their shareholders from Excessive Trading:

•

The State Street Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the State Street Funds;

•

The State Street Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same State Street Fund, excluding the State Street money market funds), and uses the following notification process:

•

If the State Street Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the State Street Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•

If the same account engages in another Round Trip following the issuance of a warning, the State Street Funds’ distributor will instruct State Street Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the State Street Fund (the “Stop Purchase instruction”);

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the State Street Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Purchase instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the State Street Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the State Street Funds. While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The State Street Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or their shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option.    You may set up your State Street Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different State Street Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for more additional information,

Automatic Withdrawal Plan-By Check.    If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) cash withdrawals of $100 or more automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed redemption checks.

Automatic Withdrawal Plan-By Bank Transfer.    You may make automatic withdrawals of $100 or more by

41

completing the appropriate sections of the application. This option allows you to designate future withdrawal dates (monthly, quarterly, semi-annually, or annually) and amounts as long as your account balance is over $10,000.

Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges.    You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.

Automatic Investment Plan.    Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the State Street Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The State Street Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the State Street Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the State Street Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

•	Accept initial purchases by telephone;

•

Freeze any account and/or suspend account services if the State Street Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•

Temporarily freeze any account and/or suspend account services upon initial notification to the State Street Funds of the death of the shareholder until the State Street Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•

Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the State Street Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the State Street Fund.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gains distributions of the Funds will be declared and paid at least annually. Excess dividends and capital gains, if any, generally are distributed in December.

42

When a fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options.    You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option — Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option — Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option — A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option — Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.

Dividend Policy Upon Purchase.

Purchases made by check, Federal Wire or exchange from an existing State Street Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.

Dividend Payment Policy Upon Redemption.    All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 647-7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAX CONSIDERATIONS

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

Each Fund invests substantially all of its assets in a Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of each Fund’s income will result from distributions or deemed distributions from the relevant Portfolio.

Each Fund has elected (or, in the case of a new Fund, intends to elect) to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Funds generally expect to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the respective Portfolio also meets these requirements; each Fund currently expects that the relevant Portfolio will meet these requirements. Because each Fund will invest substantially all its assets in a Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid

43

for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the relevant Fund. Distributions of investment income properly reported by a Portfolio and by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio.

Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.

A Fund’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, shareholders of a Fund may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid by the Portfolio in which the Fund invests.

Certain of a Portfolio’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and may require the Fund to redeem a portion of its interest in its Portfolio which, in some cases, may cause the Portfolio to liquidate its investments at a time when it is not advantageous to do so.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a Fund beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Cost Basis Reporting.    Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of a Fund attributable to its Class A shares on an ongoing

44

basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads. Long-term shareholders of a Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Third-Party Transactions.    The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Fund’s behalf. The financial intermediary is responsible for the timely delivery of any order to the State Street Funds. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the fund’s share price is determined

45

will be deemed accepted by the fund the same day and will be executed at that day’s closing share price. The State Street Funds are not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

46

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented for the Aggregate Bond Index Fund or the Global Equity ex-U.S. Index Fund because those Funds have not commenced operations as of the date of this Prospectus.

The Financial Highlights table is presented for the Administrative Shares of the Equity 500 Index Fund because the Class A, Class I and Class K shares have not commenced operations as of the date of this Prospectus. The information presented would differ only to the extent that the Class A, Class I and Class K shares do not have the same expenses as the Administrative Shares. This information has been audited by Ernst & Young LLP, whose report, along with the Equity 500 Index Fund’s financial statements, is included in the Equity 500 Index Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

47

State Street Equity 500 Index Fund

Financial Highlights — Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$10.51	$10.52	$9.31	$7.50

Investment Operations:
Net investment income(b)	0.26	0.24	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	3.56	1.42	(0.01)	1.21	1.80

Total from investment operations	3.82	1.66	0.19	1.38	1.97

Less Distributions From:
Net investment income	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net increase (decrease) in net assets	3.56	1.43	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.50	$11.94	$10.51	$10.52	$9.31

Total Return(c)	31.97%	15.84%	1.79%	14.81%	26.25%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$230,330	$185,918	$161,813	$165,883	$142,739
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.84%	2.06%	1.83%	1.79%	2.08%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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Contacting the State Street Funds

Online:	SSGAFUNDS.com	24 hours a day, 7 days a week
Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
State Street Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	State Street Funds 30 Dan Road Canton, Massachusetts 02021

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Equity 500 Index Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Equity 500 Index Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The Funds’ SAI and the Equity 500 Index Fund’s annual and semi-annual reports are available, without charge, upon request. The Aggregate Bond Index Fund and the Global Equity ex-U.S. Index Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Prospectus and Statement of Additional Information are available, and the annual and semi-annual reports to shareholders will be available, free of charge, on the Funds’ website at SSGAFUNDS.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

SSITCOMBSCSTATPRO

State Street Institutional Investment Trust

STATE STREET STRATEGIC REAL RETURN PORTFOLIO (SSROX)

STATE STREET EQUITY 500 INDEX II PORTFOLIO (SSEYX)

STATE STREET AGGREGATE BOND INDEX PORTFOLIO (SSAFX)

STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO (SSGVX)

Prospectus Dated July 9, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE PORTFOLIOS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STATE STREET STRATEGIC REAL RETURN PORTFOLIO

Investment Objective

The State Street Strategic Real Return Portfolio (the “Strategic Real Return Portfolio” or the “Portfolio”) seeks to provide investment results that are expected to exceed the general level of inflation as measured by the Consumer Price Index for All Urban Consumers (the “CPI”), before fees and expenses, over the long term.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Real Return Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSgA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution (12b-1) Fees	N/A
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.10%

Total Annual Fund Operating Expenses	0.25%
Fee Waiver and/or Expense Reimbursement(1)	(0.17)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.08%

(1)

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.08% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Strategic Real Return Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$8	$48

Portfolio Turnover

The Strategic Real Return Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) allocates the assets of the Portfolio among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities; (ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Portfolio’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Portfolio’s investment objective. At times the Portfolio may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Portfolio’s investment returns might exceed the general rate of inflation, SSgA FM will seek

1

to manage the Portfolio with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Portfolio will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio may also have direct or indirect investment exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

Principal Risks

General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. Because the Portfolio expects to achieve its investment exposure principally through the Underlying Funds, it is subject to substantially the same risks as those associated with the Underlying Funds. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.

•

Asset Allocation Risk.    The Portfolio’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•

Cayman Subsidiary Risk.    The Portfolio’s investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman Islands laws could result in the inability of the Portfolio to operate as intended, which could adversely affect the investment returns of the Portfolio.

•

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

•

Conflicts of Interest.    The Portfolio may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Portfolio in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Portfolio.

•	Counterparty Risk. The Portfolio’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.

•

Credit Risk.    The Portfolio could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Portfolio enters into certain derivatives transactions, the Portfolio takes on the credit risk of its counterparties to the transactions.

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•

Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Portfolio’s base currency. Changes in the values of those currencies relative to the Portfolio’s base currency may have a positive or negative effect on the values of the Portfolio’s investments denominated in those currencies. The values of other currencies relative to the Portfolio’s base currency may fluctuate in response to a wide variety of economic, financial, and political factors.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Deflation Risk.    The risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s portfolio. During periods of deflation or no inflation it is possible that the Portfolio will significantly underperform the CPI or other investment options available.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Equity Investing Risk.    An investment in the Portfolio involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.

•

Exchange Traded Products Risk.    The Portfolio is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Portfolio invests. The shares of certain ETPs may trade at a premium or discount to their net asset value.

•

Financial Institution Risk.    Some instruments which the Portfolio may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Portfolio. Adverse developments in the banking industry may cause the Portfolio to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.

•

Inflation-Indexed Securities Risk.    Inflation protected securities, such as TIPS, generally fluctuate in response to actual or perceived changes in “real” interest rates. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio.

•

Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Portfolio’s assets can decline.

•

Interest Rate Risk.    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate

3

risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Portfolio may decline, and the Portfolio’s yield may also decline.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Leveraging Risk.    The Portfolio may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Portfolio engages in transactions that have a leveraging effect on the Portfolio’s investment portfolio, the value of the Portfolio will be more volatile and all other risks will tend to be compounded.

•	Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Portfolio to dispose of the position at a favorable time or price or at prices approximating those at which the Portfolio currently values them.

•

Market Risk.    The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•

Master/Feeder Structure Risk.    The Portfolio’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Modeling Risk.    SSgA FM uses quantitative models in an effort to enhance returns and manage risk. While SSgA FM expects these models to perform as expected, deviation between forecasts and actual events can result in either no advantage or in results opposite to those desired by SSgA FM.

•

Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal

4

standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Portfolio expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Real Property Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, overbuilding, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses, poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

•	REIT Risk. REITs involve risks similar to those associated with direct ownership of real estate and real estate-related assets and may be subject to the risks affecting equity securities generally.

•

Risks of Investment in Other Pools.    The Portfolio is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

•

Settlement Risk.    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Portfolio remain uninvested. The inability of the Portfolio to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Portfolio may limit the ability of the Portfolio to sell those securities at times it considers desirable, and may subject the Portfolio to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Portfolio may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

•

Significant Withdrawal Risk.    A significant withdrawal of capital from the Portfolio may affect the Portfolio and its investors adversely. For example, the Portfolio may be required to sell its more liquid Portfolio investments to meet a large redemption; the Portfolio’s remaining assets may be less liquid, more volatile, and more difficult to price.

•

Small and Mid-Cap Risk.    Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

•

Sovereign Debt Obligations Risk.    Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. In the event of default of sovereign debt, the Portfolio may be unable to pursue legal action against the sovereign issuer.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

•	Tax Status Risk. The Portfolio’s investment in the Subsidiary is intended to provide exposure to

5

commodities in a manner consistent with the qualifying income requirement applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has suspended the issuance of rulings to the effect that income a regulated investment company is deemed to earn from its wholly-owned subsidiary is necessarily qualifying income for this purpose; pending IRS guidance to the same or similar effect, the Portfolio will seek other means of ensuring it satisfies this requirement. If the Portfolio were to fail to qualify as a regulated investment company, such failure would have adverse tax consequences.

•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Portfolio will be adversely impacted.

•

Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Portfolio’s shares to decrease, perhaps significantly.

The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Portfolio.

Robert Guiliano and John A. Gulino have been Portfolio Managers for the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Portfolio shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

6

STATE STREET EQUITY 500 INDEX II PORTFOLIO

Investment Objective

The State Street Equity 500 Index II Portfolio (the “Equity 500 Index II Portfolio” or the “Portfolio”) seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index (the “S&P 500” or sometimes referred to in context as the “Index”).

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index II Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSgA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution (12b-1) Fees	N/A
Other Expenses	0.06%
Acquired Fund Fees and Expenses	N/A

Total Annual Fund Operating Expenses	0.06%
Fee Waiver and/or Expense Reimbursement(1)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.03%

(1)

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Equity 500 Index II Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$3	$14

Portfolio Turnover

The Equity 500 Index II Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Portfolio turnover expenses could increase the deviation between the Portfolio’s return and the return of the Index. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), to

7

match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

In addition, the Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

There is no assurance that the Equity 500 Index II Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

Principal Risks

General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

•

Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Passive Strategy/Index Risk.    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected

8

performance of a specific security or a particular industry or market sector, which could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Portfolio.

John A. Tucker, Karl Schneider and Mike Feehily have been Portfolio Managers for the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Portfolio shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains. The Portfolio’s initial holdings will consist of equity securities contributed to it by the State Street Equity 500 Index Fund; it is possible that those equity securities will have an aggregate value that significantly exceeds their aggregate tax basis.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

9

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

Investment Objective

The State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Aggregate Bond Index Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSgA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution (12b-1) Fees	N/A
Other Expenses	0.13%
Acquired Fund Fees and Expenses	N/A

Total Annual Fund Operating Expenses	0.13%
Fee Waiver and/or Expense Reimbursement(1)	(0.09)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.04%

(1)

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$4	$25

Portfolio Turnover

The Aggregate Bond Index Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Portfolio turnover expenses could increase the deviation between the Portfolio’s return and the return of the Index. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio will not typically purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index, or securities the Adviser considers to be comparable to securities in the Index, in an effort to hold a portfolio of

10

securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Portfolio, generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Portfolio may also invest in other debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and related options on the Index (or other fixed-income securities indices). The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring the characteristics of the Portfolio more closely in line with those of the Index. It might also do so to increase its investment exposure pending investment of cash in bonds or other investments or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of June 30, 2014, the modified adjusted duration of securities in the Index was approximately 5.60 years.

The Portfolio expects typically to invest a significant portion of its assets in U.S. agency mortgage pass-through securities up to a total weight that is comparable to that of the Index. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Portfolio will receive pools, but instead will participate in rolling TBA Transactions. The Portfolio expects to enter into such contracts on a regular basis.

The Index is sponsored by Barclays, Inc. (the “Index Provider”) which is not affiliated with the Portfolio or the Adviser. The Index Provider determines

11

the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

Principal Risks

General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.

•

Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder),

including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Mortgage-Related and Other Asset-Backed Securities Risk.    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Mortgage Pass-Through Securities Risk.     Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Portfolio may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Portfolio may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

•

Passive Strategy/Index Risk.    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Prepayment Risk.    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Portfolio may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

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•

U.S. Government Securities Risk.    Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Portfolio will be adversely impacted.

The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Portfolio.

Mahesh Jayakumar and Karen Tsang have been Portfolio Managers for the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Portfolio shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

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STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

Investment Objective

The State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Index Portfolio” or the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity ex-U.S. Index Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSgA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution (12b-1) Fees	N/A
Other Expenses	0.21%
Acquired Fund Fees and Expenses	N/A

Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement(1)	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.08%

(1)

The fund’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.08% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Global Equity ex-U.S. Index Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$8	$43

Portfolio Turnover

The Global Equity ex-U.S. Index Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Portfolio turnover expenses could increase the deviation between the Portfolio’s return and the return of the Index. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI ACWI ex-USA Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in

14

an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Portfolio, generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may also purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. The Index’s composition is reviewed quarterly. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.

The Index is sponsored by Morgan Stanley Capital International Inc. (the “Index Provider”), which is not affiliated with the Portfolio or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

Principal Risks

General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.

•

Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.

•

Emerging Markets Risk.    Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer

15

restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

•

Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

•

Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

•

Non-U.S. Securities Risk.    Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; sanctions or embargoes; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

•

Passive Strategy/Index Risk.    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Stock Market Risk. Stock values could decline generally or could under-perform other investments.

The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio’s website: SSGAFUNDS.com.

Investment Adviser

SSgA FM serves as the investment adviser to the Portfolio.

John A. Tucker, Karl Schneider and Mike Feehily have been Portfolio Managers for the Portfolio since inception in 2014.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Portfolio shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

16

Other Information

Purchase and Sale of Fund Shares

Generally, shares of a Portfolio may be purchased only by or on behalf of other registered investment companies or private clients that compensate the Adviser or its affiliates directly.

   Purchase Minimums

To establish an account	None
To add to an existing account	None

You may redeem Portfolio shares on any day the Portfolio is open for business.

You may redeem Portfolio shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Funds 200 Clarendon Street Boston, MA 02116
By Overnight: State Street Funds 200 Clarendon Street, Floor 16 Boston, MA 02116

By Intermediary:

If you wish to purchase or redeem Portfolio shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Portfolio is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

17

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE PORTFOLIOS

Investment Objectives

The Trust’s Board of Trustees may change each Portfolio’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees may change the investment objective of the Portfolios without shareholder approval.

STRATEGIC REAL RETURN PORTFOLIO

Principal Investment Strategies

Under normal circumstances, SSgA FM allocates the assets of the Portfolio among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities; (ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Portfolio’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Portfolio’s investment objective. At times the Portfolio may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Portfolio’s investment returns might exceed the general rate of inflation, SSgA FM will seek to manage the Portfolio with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Portfolio will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio may also have direct or indirect investment exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

EQUITY 500 INDEX II PORTFOLIO

Principal Investment Strategies

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by SSgA FM to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its

18

net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

In addition, the Portfolio may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

There is no assurance that the Equity 500 Index II Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. (“S&P”) and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio. It is not possible to invest directly in the S&P 500.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Portfolio may invest in.

These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index

19

Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

AGGREGATE BOND INDEX PORTFOLIO

Principal Investment Strategies

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index” or sometimes referred to in context as the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio will not typically purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index, or securities the Adviser considers to be comparable to securities in the Index, in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSgA FM generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in securities that the Adviser determines have economic characteristics that are comparable to the economic characteristics of securities that comprise the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Portfolio may also invest in other debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and related options on the Index (or other fixed-income securities indices). The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring the characteristics of the Portfolio more closely in line with those of the Index. It might also do so to increase its investment exposure pending investment of cash in bonds or other investments or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features,

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private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of June 30, 2014, the modified adjusted duration of securities in the Index was approximately 5.60 years. It is not possible to invest directly in the Index.

The Portfolio expects typically to invest a significant portion of its assets in U.S. agency mortgage pass-through securities up to a total weight that is comparable to that of the Index. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Portfolio will receive pools, but instead will participate in rolling TBA Transactions. The Portfolio expects to enter into such contracts on a regular basis.

The Index is sponsored by Barclays, Inc. (the “Index Provider”) which is not affiliated with the Portfolio or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

Debt Securities.    The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Portfolio’s investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Portfolio as a whole will generally be similar to those of the U.S. Aggregate Index. Mortgage-related and other asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-related and other asset- backed securities effectively increase and decrease the Portfolio’s average maturity when that is least desirable. The Portfolio will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).

Index Futures Contracts and Related Options.     The Portfolio may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Portfolio may invest in.

These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations

GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO

Principal Investment Strategies

The Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI ACWI ex-USA Index” or sometimes referred to in context as

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the “Index”) over the long term. As an “index” fund, the Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Portfolio employs a sampling strategy, which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Portfolio will be based on a number of factors, including asset size of the Portfolio. SSgA FM generally expects the Portfolio to hold fewer than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Portfolio’s investment objective.

Under normal circumstances, the Portfolio generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) providing exposure to securities comprising the Index. The notional value of the Portfolio’s investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Portfolio will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Portfolio may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Portfolio may also purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options, forwards or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio (including funds advised by the Adviser).

The Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. The Index’s composition is reviewed quarterly. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, Untied Arab Emirates and the United Kingdom. It is not possible to invest directly in the Index.

The Index is sponsored by Morgan Stanley Capital International Inc. (the “Index Provider”), which is not affiliated with the Portfolio or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Portfolio.

Index Futures Contracts and Related Options.     The Portfolio may buy and sell futures contracts and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the

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Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. Funds that enter into contracts with counterparties run the risk that the counterparty will be unwilling or unable to make timely settlement payments or otherwise honor its obligations. This risk is typically less for exchange-traded derivatives, such as those the Portfolio may invest in.

These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options, forwards and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

ADDITIONAL INFORMATION ABOUT RISKS

Additional information about risks is described below.

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Asset Allocation Risk (principal risk for the Strategic Real Return Portfolio).    The Portfolio’s investment performance depends upon SSgA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments. SSgA FM’s judgments about optimal asset allocation decisions generally and its asset allocation decisions among different asset classes or sub-classes may be incorrect, and there is no guarantee that SSgA FM’s allocation techniques will produce the desired results. It is possible to lose money on an investment in the Portfolio as a result of these allocation decisions.

•	Call Risk (principal risk for the Aggregate Bond Index Portfolio). Call risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio earlier than expected. This may happen, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations paying a lower interest rate. If an obligation held by the Portfolio is prepaid, the Portfolio may be forced to invest the proceeds in lower yielding investments.

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Cayman Subsidiary Risk (principal risk for the Strategic Real Return Portfolio).    The Strategic Real Return Portfolio’s investment in the Subsidiary exposes the Strategic Real Return Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman Islands laws could result in the inability of the Portfolio to operate as intended, which could adversely affect the investment returns of the Strategic Real Return Portfolio.

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Commodities Risk (principal risk for the Strategic Real Return Portfolio).    Commodity investments can be extremely volatile. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Portfolio or Subsidiary buys, which may make it difficult for the Portfolio to sell them at an acceptable price. The Portfolio’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price

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has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Portfolio’s commodity-linked investments. Regulations recently adopted or proposed by regulators in the U.S. and other countries may affect substantially the markets in which commodity derivatives are entered into, including by requiring the central clearing and reporting of transactions that may not previously have been required to be reported or cleared. It is not clear how these regulations may affect such transactions or the commodities markets generally.

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Conflicts of Interest.    The Portfolio may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated. Investing in other investment companies managed by the Adviser or affiliates of the Adviser, including other mutual funds and exchange-traded funds involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles, which fees may be higher than the fees the Adviser receives for managing the Portfolio. Investment by the Portfolio in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. The Adviser may have an incentive to delay selling or redeeming the Portfolio’s investment in an affiliated vehicle in order to minimize any adverse effect on that other vehicle. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Portfolio in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Portfolio.

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Counterparty Risk.    The Portfolio’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty becomes insolvent or otherwise fails to perform its obligations, the Portfolio may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding

(including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Credit Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    The Portfolio could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Portfolio enters into certain derivatives transactions, the Portfolio takes on the credit risk of its counterparties to the transactions.

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Currency Risk.    Investments in issuers in different countries are often denominated in currencies different from the Portfolio’s base currency. Changes in the values of those currencies relative to the Portfolio’s base currency may have a positive or negative effect on the values of the Portfolio’s investments denominated in those currencies. The Portfolio may not seek to hedge some or all of its currency risk or may engage in hedging transactions that do not have the desired effect or may cause the Portfolio to lose money. The values of other currencies relative to the Portfolio’s base currency may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

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Debt Securities Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets;

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and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates. If interest rates rise, some securities may be subject to extension risk, the risk that the securities will be repaid more slowly than originally anticipated. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Deflation Risk (principal risk for the Strategic Real Return Portfolio).    The risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s portfolio. During periods of deflation or no inflation it is possible that the Portfolio will significantly underperform the CPI or other investment options available.

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Derivatives Risk.    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different effect or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Portfolio may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that the Portfolio will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Portfolio due to losses on the transaction and an increase in volatility; and legal risks arising from the documentation relating to the derivative transaction. The rules and regulations related to the central clearing of certain derivative transactions are new and evolving so the potential impact on the portfolio and the financial system is not yet known.

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Emerging Markets Risk (principal risk for the Strategic Real Return Portfolio and the Global Equity ex-U.S. Index Portfolio).    Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, the possibility of greater market volatility, greater political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and governmental limitations on non-U.S. investment policy as compared to those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in non-U.S. markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

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Equity Investing Risk.    The market prices of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not

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specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. The Portfolio may continue to accept new investments and to make additional investments in equity securities even under general market conditions that SSgA FM views as unfavorable for equity securities.

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Exchange Traded Products Risk (principal risk for Strategic Real Return Portfolio).    The Portfolio is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by the exchange-traded products (“ETPs”) in which the Portfolio invests. The shares of certain ETPs may trade at a premium or discount to their net asset values. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets. By investing in ETPs, the Portfolio bears the proportionate share of any fees and expenses (e.g. management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Portfolio and its shareholders directly bear in connection with the Portfolio’s operations.

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Extension Risk (principal risk for the Aggregate Bond Index Portfolio).    During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

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Financial Institution Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    Some instruments which the Portfolio may purchase are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments held by the Portfolio. Adverse developments in the banking industry may cause the Portfolio to underperform relative to other portfolios that invest more broadly across different industries or have a smaller exposure to financial institutions.

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Hedging Risk.    In managing the Portfolio, SSgA FM may (but will not necessarily) engage in hedging transactions. The success of the Portfolio’s hedging strategies will depend, in part, upon SSgA FM’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way SSgA FM expects. Since the characteristics of many securities change as markets change or time passes, the success of the Portfolio’s hedging strategy will also be subject to SSgA FM’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. While the Portfolio may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Portfolio than if it had not engaged in such hedging transactions and may have the effect of increasing risk.

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Index Tracking Risk.    Investment strategies that seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with the index), may lead to a return that may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, it may take several business days for additions and deletions to the index to be reflected in the portfolio composition of a fund.

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Inflation Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Portfolio’s assets can decline.

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Inflation-Indexed Securities Risk (principal risk for the Strategic Real Return Portfolio).    The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of deflation, the Portfolio would receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if the Portfolio purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward, it may receive at maturity less than it invested, if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolio holds an inflation-indexed security, then the Portfolio may earn less on the security than on a conventional bond. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by SSgA. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and their values may fluctuate substantially in response to changes in interest rates between adjustments.

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Interest Rate Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Portfolio may decline, and the Portfolio’s yield may also decline.

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Large Cap Risk.    Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

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Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program. For example, they could require the Portfolio to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The Portfolio may also tend to hold a larger proportion of its assets in cash in anticipation of large redemptions, and thus, may hold large amounts in cash pending investment in securities, diluting shareholder returns.

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Leveraging Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    The Portfolio may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. If the Portfolio is permitted to participate in securities lending transactions, then those transactions entered into by SSgA FM on behalf of the Portfolio may also result in leverage. When the Portfolio engages in transactions that have a leveraging effect on the Portfolio’s investment portfolio, the value of the Portfolio will be more volatile and all other risks will tend to be compounded. This is because leverage generally

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magnifies the effect of any increase or decrease in the value of the Portfolio’s underlying assets or creates investment risk with respect to a larger base of assets than the Portfolio would otherwise have.

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Liquidity Risk.    Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Portfolio to value illiquid securities accurately. Also, the Portfolio may not be able to dispose of illiquid securities or execute or close out certain less liquid derivatives positions readily at a favorable time or price or at prices approximating those at which the Portfolio currently values them. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities.

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Lower-Rated Securities Risk (principal risk for the Aggregate Bond Index Portfolio).    Securities rated below investment-grade (“high-yield bonds” or “junk bonds”) lack strong investment characteristics, have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Portfolio may fall substantially and the Portfolio could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. These securities may be highly volatile.

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Management Risk (principal risk for the Strategic Real Return Portfolio).    The Portfolio is subject to management risk because it is an actively managed investment portfolio. SSgA FM’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and there can be no assurance that they will produce the desired results.

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Market Risk.    The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. There can be no assurance that appreciation in value will occur, and the Portfolio may sustain substantial losses. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. In the case of debt securities, the magnitude of these price fluctuations will be greater when the maturity of the outstanding securities is longer. Since investments in securities may involve currencies other than the base currency of the Portfolio, the value of the Portfolio’s assets may also be affected by changes in currency rates and exchange control regulations, including currency blockage. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

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Mid Cap Risk.    Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

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Modeling Risk (principal risk for the Strategic Real Return Portfolio).    SSgA FM uses quantitative models in an effort to enhance returns and manage risk. While SSgA FM expects these models to perform as expected, deviation between forecasts and actual events can result in either no advantage or in results opposite to those desired by SSgA FM.

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Mortgage-Related and Other Asset-Backed Securities Risk (principal risk for the Aggregate Bond Index Portfolio).    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults. In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

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Mortgage Pass-Through Securities Risk (principal risk for the Aggregate Bond Index Portfolio).    Transactions in mortgage pass-through securities are typically effected by means of TBA Transactions. The Portfolio may incur losses if the counterparty to a TBA Transaction were unwilling or unable to perform its obligations. The Portfolio may be delayed or prevented from realizing on any collateral securing a TBA Transaction. Mortgage pass-through securities are also subject to prepayment and other risks associated with investments in mortgage-related securities generally.

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Passive Strategy/Index Risk (principal risk for the Equity 500 Index II Portfolio, Aggregate Bond Index Portfolio and Global Equity ex-U.S. Index Portfolio).    The Portfolio is managed with a passive investment strategy, attempting to

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track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

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Natural Resources Risk (principal risk for the Strategic Real Return Portfolio).    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

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Non-U.S. Securities Risk.    Investments in non-U.S. securities entail risks not typically present in domestic investments. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Portfolio’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. companies are less liquid and at times more volatile than securities of comparable U.S. companies, and could become subject to sanctions or embargoes that adversely affect the Portfolio’s investment. Non-U.S. brokerage commissions and other fees may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Portfolio’s investments in certain non-U.S. countries.

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Portfolio Turnover Risk.    Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Portfolio, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Portfolio’s investment return, and the sale of securities by a Portfolio may result in the realization of taxable capital gains, including short-term capital gains.

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Prepayment Risk (principal risk for the Aggregate Bond Index Portfolio).    Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Portfolio may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.

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Real Property Securities Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    There are special risks associated with investing in securities of companies engaged in real property markets, including without limitation real estate investment trusts (“REITs”) and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. In addition, an investment in a real

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property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the property investment difficult and time-consuming. As a shareholder in a real property company the Portfolio, and indirectly the Portfolio’s shareholders, would bear their ratable shares of the real property company’s expenses and would at the same time continue to pay their own fees and expenses.

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REIT Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the values of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT, thus affecting the Portfolio’s returns. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the U.S. Investment Company Act of 1940, which could have adverse consequences for the Portfolio.

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Risks of Investment in Other Pools.    The Portfolio invests in other pooled investment vehicles, which means it is exposed to the risk that the other pool will not perform as expected. The Portfolio is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool’s investments could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Portfolio to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pools may not be the same as those of the Portfolio; as a result, the Portfolio may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. The Portfolio bears its proportionate risk of the expenses of any pool in which it invests. Because the Adviser may receive fees from the other pools in which the Portfolio may invest, the Adviser may have a financial incentive to invest the assets of the Portfolio in such other pools.

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Settlement Risk (principal risk for the Strategic Real Return Portfolio and the Global Equity ex-U.S. Index Portfolio).    Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, thereby making it difficult to conduct such transactions. Delays in settlement could result in periods when assets of the Portfolio remain uninvested. The inability of the Portfolio to make intended purchases due to settlement problems could cause it to miss attractive investment opportunities and affect its ability to track its relevant Index. Delays in the settlement of securities purchased by the Portfolio may limit the ability of the Portfolio to sell those securities at times it considers desirable, and may subject the Portfolio to losses and costs due to its own ability to settle with subsequent purchasers of the securities from it. The Portfolio may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others.

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Significant Withdrawal Risk.    A significant withdrawal of capital from the Portfolio may affect the Portfolio and its investors adversely. For example, the Portfolio may be required to sell its more liquid Portfolio investments to meet a large redemption; the Portfolio’s remaining assets may be less liquid, more volatile, and more difficult to price.

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Sovereign Debt Obligations Risk (principal risk for the Strategic Real Return Portfolio).     Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. In the event of default of sovereign debt, the Portfolio may be unable to pursue legal action against the sovereign issuer.

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Small and Micro-Cap Companies Risk (principal risk for the Strategic Real Return Portfolio and the Global Equity ex-U.S. Index Portfolio).    Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

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Stock Market Risk (principal risk for the Strategic Real Return Portfolio, Equity 500 Index II Portfolio and Global Equity ex-U.S. Index Fund).    Stock values could decline generally or could under-perform other investments.

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Tax Status Risk (principal risk for the Strategic Real Return Portfolio).    The Strategic Real Return Portfolio’s investment in the Subsidiary is intended to provide exposure to commodities while allowing the Strategic Real Return Portfolio to satisfy the requirements applicable to regulated investment companies. In the past, the Internal Revenue Service (the “IRS”) issued private letter rulings to regulated investment companies to the effect that income the regulated investment company is deemed to earn from its wholly-owned subsidiary is qualifying income to the regulated investment company for purposes of the 90% gross income requirement for qualification as a regulated investment company, without regard to whether the deemed income is currently paid to the regulated investment company in the form of a cash dividend (“repatriated”). Each of these rulings applies only to the taxpayer that requested it, and the Strategic Real Return Portfolio may not use or cite them as precedent. The IRS has suspended the issuance of such rulings. In the absence of such a ruling (or guidance issued by the IRS to the same or similar effect), the Strategic Real Return Portfolio will seek other means of ensuring it satisfies the qualifying income requirement. If the Strategic Real Return Portfolio were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Strategic Real Return Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

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U.S. Government Securities Risk (principal risk for the Strategic Real Return Portfolio and the Aggregate Bond Index Portfolio).    The Portfolio may invest in debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae),

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are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and they involve increased credit risks. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. In September 2008, the U.S. Government took control of the Federal Home Long Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) and placed the companies into a conservatorship. The long-term effect of this conservatorship on the companies’ debt, equities and other obligations is unclear. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Portfolio’s investments.

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Unconstrained Sector Risk (principal risk for the Strategic Real Return Portfolio).    The Portfolio may focus its investments in companies or issuers in a particular industry, market, or economic sector. When the Portfolio focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Portfolio than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Portfolio. Any such investment focus may also limit the liquidity of the Portfolio. In addition, investors may buy or sell substantial amounts of the Portfolio’s shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Portfolio focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Portfolio. Such extreme cash inflows or outflows might affect management of the Portfolio adversely. The Portfolio may establish or terminate a focus in an industry or sector at any time in SSgA FM’s discretion and without notice to investors.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Securities Lending.    A Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Portfolio will receive the amount of all dividends, interest and

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other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. A Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

PORTFOLIO HOLDINGS DISCLOSURE

The Portfolios’ portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Portfolios. Each Portfolio is a separate, diversified series of State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Portfolios, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Adviser places all orders for purchases and sales of the Portfolios’ investments.

The Portfolios’ shares are offered exclusively to other investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that pay fees to SSgA FM or its affiliates. The Portfolios pay no investment advisory fees to SSgA FM. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors. A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory agreement for the Portfolios will be available in each Portfolio’s annual report or semi-annual report, as applicable, after the Portfolio commences operations.

The Adviser manages the Portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

Key professionals involved in the day-to-day portfolio management of the Portfolios include the following:

State Street Strategic Real Return Portfolio

Robert Guiliano is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA’s US Portfolio Management — Investment Solutions Group (“ISG”). He joined the Adviser in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy. Prior to joining the ISG team, he was a portfolio manager/analyst in the Product Engineering group supporting the global asset allocation and currency investment management teams. Previously, he worked as an Investment Marketing Analyst for SSgA’s defined contribution group, CitiStreet. Prior to SSgA, he worked as an Assistant Relationship Representative at Funds Distributor Inc. Before entering investment management in 1996, Mr. Guiliano worked as a Construction and Environmental Project Manager for ExxonMobil Corporation for seven years. Mr. Guiliano earned a Masters in Business Administration from Boston University in 1996 with a concentration in Finance and Bachelor of

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Science in Mechanical Engineering from Rensselaer Polytechnic Institute in 1989 with a Minor in Economics. He is a member of the CFA Institute and Boston Security Analysts Society.

John Gulino is a Principal of SSgA FM and a Portfolio Manager with the ISG. He is responsible for investment management, research, product development, and positioning for asset allocation and real asset strategies.

Prior to joining ISG, Mr. Gulino was responsible for product information management in the Interactive Sales and Marketing Team. Before joining SSgA, Mr. Gulino spent six years with the Fidelity Investments Company.

Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

Equity 500 Index II Portfolio:

Michael Feehily, CFA

Mr. Feehily, CFA, is a Senior Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Leadership Team. Mr. Feehily rejoined SSgA in 2010 after spending the previous four years at State Street Global Markets LLC, where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined SSgA in 1997. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity

Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Aggregate Bond Index Portfolio:

Mahesh Jayakumar, CFA, FRM,

Mr. Jayakumar is a Vice President of SSgA and SSgA FM and is currently a Portfolio Manager in the

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Fixed Income, Currency and Cash team. He is responsible for managing several funds and ETF’s spanning diverse areas such as US Aggregate strategies, Global Treasuries/Inflation strategies, Government/Credit portfolios, Green bonds and custom or client directed mandates. Mr. Jayakumar holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

Karen Tsang

Ms. Tsang is a Principal of SSgA and SSgA FM and a Portfolio Manager in the Fixed Income, Currency and Cash Team where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. Prior to her current role, she worked as a Senior Operations Associate covering all Mortgage, Asset-Backed, and Commercial Mortgage-Backed portfolios. Before joining SSgA in 1998, she worked as a Senior Fund Accountant in the Mutual Funds Division of State Street Corporation on domestic and international bonds and equity funds. Ms. Tsang holds a Bachelors degree with a dual concentration in Finance and Marketing from the Boston University School of Management.

Global Equity ex-U.S. Index Portfolio:

Michael Feehily, CFA

Mr. Feehily, CFA, is a Senior Managing Director of SSgA and the Adviser and Co-Head of Passive Equity Strategies in North America in the Global Equity Beta Solutions Group. In this capacity, Mr. Feehily has oversight of the North American Passive Equity teams in Boston and Montreal. In addition, Mr. Feehily is a member of the Senior Leadership Team. Mr. Feehily rejoined SSgA in 2010 after spending the previous four years at State Street Global Markets LLC, where he helped to build the Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the US Passive Equity Team within SSgA. He joined SSgA in 1997. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Management Group.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

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Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent.    State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Portfolios.

The Distributor.    State Street Global Markets, LLC serves as the Portfolios’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    Each Portfolio determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in a Portfolio. The NAV of each class of a Portfolio’s shares is calculated by dividing the value of the assets of the Portfolio attributable to that class less the liabilities of the Portfolio attributable to that class by the number of shares in the class outstanding. Each Portfolio values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolios’ Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Portfolio occurs after the close of a related exchange but before the determination of the Portfolio’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Portfolio would have received had it sold the investment. To the extent that a Portfolio invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.    Generally, shares of a Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). The price for Portfolio shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by a Portfolio or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Portfolios.

There is no minimal initial investment in a Portfolio and there is no minimum subsequent investment. (If you purchase shares by check, your order will not be in good form until the Portfolio’s transfer agent receives federal funds for the check.) The Portfolios reserve the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient

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information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Portfolios. The Portfolios will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Portfolio business day after the redemption, but in any event no more than seven days after the redemption. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 200 Clarendon Street, Boston, MA 02116. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Portfolio’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Portfolio shares may present risks for other shareholders of the Portfolios, which may include, among other things, interference in the efficient management of a Portfolio’s portfolio, dilution in the value of Portfolio shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Portfolios to hold excess levels of cash.

The Portfolios are intended as long-term investments. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Portfolios. Because most of the interests in the Portfolios are held by investors indirectly through one or more financial intermediaries, the Portfolios do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Portfolios and their service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Portfolios may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Portfolios or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Portfolios or their shareholders.

The Portfolios reserve the right in their discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Portfolio shares the Adviser believes could be harmful to the Portfolios. The Portfolios may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Portfolios, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Portfolios.

Dividends, Distributions and Tax Considerations

Income dividends and capital gains distributions of the Portfolios will be declared and paid at least annually. When the Funds pay a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distribution will automatically be paid in additional shares unless you have elected to receive them in cash.

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The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Portfolios. Your investment in the Portfolios may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

Each Portfolio has elected or intends to elect to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, a Portfolio must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Portfolio’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Strategic Real Return Portfolio intends to gain exposure to commodity-related investments, in whole or in part, through investment in the Subsidiary. The IRS has suspended the issuance of rulings holding that income a regulated investment company is deemed to earn from its wholly-owned subsidiary is qualifying income to the regulated investment company for purposes of the 90% gross income requirement for qualification as a regulated investment company. In the absence of such a ruling (or guidance issued by the IRS to the same or similar effect), the Strategic Real Return Portfolio will seek other means of ensuring it satisfies the qualifying income requirement, including but not limited to, ensuring that the Subsidiary timely repatriates its earnings and profits.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Portfolio shares. Distributions are taxable to you even if they are paid from income or gains earned by a Portfolio before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Portfolio owned for more than one year that are properly reported by the Portfolio as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by a Portfolio as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio.

Any gain resulting from the redemption of Portfolio shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Portfolio.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Portfolio, including any capital gain dividends, and net gains recognized on the redemption of shares of a Portfolio.

A Fund’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Portfolio may be entitled to elect to pass through to its shareholders a credit or deduction (but not both) for foreign taxes (if any) borne with respect to foreign securities income earned by the Portfolio. If the Portfolio so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Portfolio. There can be no assurance that a Portfolio will make such election, even if it is eligible to do so. Even if a Portfolio elects to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Portfolio through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Certain of a Portfolio’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Portfolio’s

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distributions and may require the Portfolio to redeem a portion of its interest in its Portfolio which, in some cases, may cause the Portfolio to liquidate its investments at a time when it is not advantageous to do so.

If you are not a U.S. person, each Portfolio’s dividends other than capital gain dividends generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2014, a regulated investment company was permitted, but was not required, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements were met. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Cost Basis Reporting.    Upon the redemption of your shares in a Portfolio, the Portfolio or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Portfolio shares you redeemed. Please contact the Portfolios or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented for the Portfolios because the Portfolios have not commenced operations as of the date of this Prospectus.

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APPENDIX A – UNDERLYING FUNDS

The following is a brief description of the investment objective and principal investment policies of certain of the Underlying Funds in which the State Street Strategic Real Return Portfolio may invest. The Portfolio invests in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to SSGAFUNDS.com or contact your financial advisor for details.

SPDR Barclays TIPS ETF

The SPDR Barclays TIPS ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. In seeking to track the performance of the Barclays U.S. Government Inflation-Linked Bond Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

SPDR Dow Jones REIT ETF

The SPDR Dow Jones REIT ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trust. In seeking to track the performance of the Dow Jones U.S. Select REIT Index, the

Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc., the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.

INDEX/TRADEMARK LICENSES/ DISCLAIMERS

S&P INDEX:    Dow Jones U.S. Select REIT Index (the “S&P Index”), “S&P”, “Standard & Poor’s”, are trademarks of Standard and Poor’s Financial Services LLC and has been licensed for use by S&P Dow Jones Indices LLC and sub-licensed for use by the Adviser.

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, ITS AFFILIATES, AND/OR THIRD PARTY LICENSORS (INCLUDING, WITHOUT LIMITATION, DOW JONES & COMPANY, INC.) (COLLECTIVELY, “S&P”). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P INDEX TO TRACK MARKET PERFORMANCE AND/OR TO ACHIEVE THEIR STATED OBJECTIVE AND/OR TO FORM THE BASIS OF A SUCCESSFUL INVESTMENT STRATEGY, AS APPLICABLE. S&P’S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P INDEX WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF OR INVESTORS IN THE FUND INTO CONSIDERATION IN DETERMINING,

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COMPOSING OR CALCULATING THE S&P INDEX OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEX. S&P DOW JONES INDICES LLC IS NOT AN ADVISOR TO THE FUND. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEX AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO REPRESENTATION, WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF OR INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEX. S&P MAKES NO EXPRESS OR IMPLIED REPRESENTATIONS, WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BARCLAYS INDEXES.    The Adviser acknowledges and expressly agrees that the Barclays ETFs (“Products” or “ETF”) are not sponsored, endorsed, sold or promoted by Barclays (“Licensor”), and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in connection with the trading of any ETF based thereon or for any other purpose. Licensor’s only relationship to the Licensee with respect to the Products is the licensing of certain trademarks and trade names of Licensor and the Licensor Indices that are determined, composed and calculated by Licensor without regard to Licensee or the Products. Licensor has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Licensor Indices. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Products. Licensor has no obligation or liability in connection with the listing, trading, marketing or administration of the Products.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON’S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO,

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OR ANY ETF BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEXES.

BARCLAYS INFLATION-LINKED BOND INDEX DISCLAIMER.    ©Barclays Bank 2004. All rights reserved. The SPDR Barclays TIPS ETF (“Fund”) is not sponsored, endorsed, sold or promoted by Barclays, the investment banking division of Barclays Bank PLC (“Barclays”). Barclays or one of its affiliated entities may act as an Authorized Participant for the Fund and/or as an initial purchaser of Shares of the Fund. Barclays does not make any representation regarding the advisability of investing in the Fund or the advisability of investing in securities generally. The Index is determined, composed and calculated by Barclays without regard to the Licensee or the Fund. Barclays has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Barclays has no obligation or liability in connection with administration, marketing or trading of the Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays. Barclays Bank PLC is registered in England

No. 1026167. Registered office: 1 Churchill Place London E14 5HP.

SPDR TRADEMARK.    The “SPDR” trademark is used under license from Standard & Poor’s Financial Services LLC, an affiliate of The McGraw Hill Companies (“S&P”). No Fund offered by the Trust or its affiliates is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of any Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the index on which the Funds are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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For more information about the Portfolios:

The Portfolios’ SAI includes additional information about the Portfolios and is incorporated by reference into this document.

The Portfolios’ SAI is available, without charge, upon request. Each Portfolio’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Portfolios may make inquiries to the Portfolios to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Prospectus and Statement of Additional Information are available, and the annual and semi-annual reports to shareholders will be available, free of charge, on the Portfolios’ website at SSGAFUNDS.com.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSGA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111                                                                                          SSITDFSTATPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STFAX)

ADMINISTRATIVE SHARES

Prospectus Dated April 30, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY

THE FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE ADMINISTRATIVE CLASS.

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FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.15%
Other Expenses(1)	0.14%

Total Annual Fund Operating Expenses	0.31%

Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.21%

(1)	Reflects estimated amounts for the current fiscal year.

(2)

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$81	$155	$375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

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The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

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Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be

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lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Administrative Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.

State Street Equity 500 Index Fund

Administrative Shares

Total Return For The Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Administrative Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.97%	17.67%	7.20%
Return After Taxes on Distributions	31.46%	17.17%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	18.51%	14.25%	5.79%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

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Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8317 Boston, MA 02266-8317
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker- dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund Administrative Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures”

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contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment

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objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

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Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”

or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Administrative Shares is calculated by dividing the value of the assets of the Fund attributable to its Administrative Shares less the liabilities of the Fund attributable to its Administrative Shares by the number of Administrative Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

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Purchasing Shares.    Investors pay no sales load to invest in the Administrative Shares of the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Administrative Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

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The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15% of the Fund’s net assets attributable to its Administrative Shares. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is

12

typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain

13

includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Administrative Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$10.51	$10.52	$9.31	$7.50

Investment Operations:
Net investment income(b)	0.26	0.24	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	3.56	1.42	(0.01)	1.21	1.80

Total from investment operations	3.82	1.66	0.19	1.38	1.97

Less Distributions From:
Net investment income	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net increase (decrease) in net assets	3.56	1.43	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.50	$11.94	$10.51	$10.52	$9.31

Total Return(c)	31.97%	15.84%	1.79%	14.81%	26.25%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$230,330	$185,918	$161,813	$165,883	$142,739
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.84%	2.06%	1.83%	1.79%	2.08%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500ADMNPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND

CLASS R SHARES

Prospectus Dated April 30, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE CLASS R SHARES.

2

FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.60%
Other Expenses(1)	0.14%

Total Annual Fund Operating Expenses	0.76%

Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.66%

(1)	Reflects estimated amounts for the current fiscal year.

(2)

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$223	$403	$924

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of

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sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•

Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or

4

projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Class R Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.

State Street Equity 500 Index Fund

Class R Shares

Total Return for the Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.77% (quarter ended 6/30/09) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Class R Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which

5

incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.40%	17.15%	6.78%
Return After Taxes on Distributions	31.03%	16.79%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	18.08%	13.85%	5.45%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8317 Boston, MA 02266-8317
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund R Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or

7

sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment

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objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

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Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”

or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s R Shares is calculated by dividing the value of the assets of the Fund attributable to its R shares less the liabilities of the Fund attributable to its R shares by the number of R Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.    Investors pay no sales load to invest in the Class R Shares of the Fund. The price for

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Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Class R Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

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The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class R Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.60% of the Fund’s net assets attributable to its Class R Shares. Because these fees are paid out of the assets of the Fund attributable to its Class R Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is

12

typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain

13

includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Class R Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Class R Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Class R Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.93	$10.51	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.19	0.19	0.15	0.13	0.13
Net realized and unrealized gain on investments	3.56	1.41	–	1.20	1.80

Total from investment operations	3.75	1.60	0.15	1.33	1.93

Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.15)	(0.12)	(0.12)

Net increase in net assets	3.56	1.42	0.00	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.93	$10.51	$10.51	$9.30

Total Return(c)	31.40%	15.22%	1.42%	14.31%	25.72%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$32,555	$21,954	$16,363	$13,862	$9,740
Ratios to average net assets(a):
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.40%	1.62%	1.40%	1.35%	1.60%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500CLRPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STBIX)

SERVICE SHARES

Prospectus Dated April 30, 2014,

As Supplemented October 29, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE SERVICE SHARES.

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FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.31%

(1)	Reflects estimated amounts for the current fiscal year.

(2)

The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$113	$211	$500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management,

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which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.
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Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

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•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Service Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future.

State Street Equity 500 Index Fund

Service Shares

Total Return For The Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.92% (quarter ended 6/30/09) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Service Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.

The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.97%	17.57%	7.10%
Return After Taxes on Distributions	31.49%	17.10%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	18.49%	14.17%	5.72%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

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Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8317 Boston, MA 02266-8317
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 800-647-7327 or email them at broker-
dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund Service Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures

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contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

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The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio. The Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Fund, pay fees to SSgA FM or its affiliates. The fees paid by those investment vehicles to SSgA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSgA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.02% of the Fund’s average daily net assets. The

Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

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Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.     The Adviser serves as administrator of the Fund. The Fund pays the Adviser an administrative fee at an annual rate of 0.05%. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent.     Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor”

or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Service shares is calculated by dividing the value of the assets of the Fund attributable to its Service Shares less the liabilities of the Fund attributable to its Service Shares by the number of Service Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

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Purchasing Shares.    Investors pay no sales load to invest in the Service Shares of the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Service Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

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The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Service Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Service Shares. Because these fees are paid out of the assets of the Fund attributable to its Service Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

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The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund invests substantially all of its assets in the Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive

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them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Portfolio and by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by the Portfolio and by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio. Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Service Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.92	$10.50	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.24	0.23	0.19	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.57	1.41	(0.01)	1.21	1.80

Total from investment operations	3.81	1.64	0.18	1.37	1.96

Less Distributions From:
Net investment income	(0.24)	(0.22)	(0.19)	(0.16)	(0.15)

Net increase (decrease) in net assets	3.57	1.42	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.92	$10.50	$10.51	$9.30

Total Return(c)	31.97%	15.64%	1.69%	14.71%	26.16%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$124,885	$88,416	$77,600	$78,203	$66,171
Ratios to average net assets:
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.74%	1.96%	1.74%	1.69%	1.96%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500SERPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.